As filed with the Securities and Exchange Commission on June 12, 2007
                                               Securities Act File No. 811-02485

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                          Pre-Effective Amendment No. ___

                           Post-Effective Amendment No. ___

                        (Check appropriate box or boxes)


                          JOHN HANCOCK CURRENT INTEREST
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (617) 663-4324
                                 --------------
                        (Area Code and Telephone Number)

              601 Congress Street, Boston, Massachusetts 02210-2805
             -------------------------------------------------------
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

 ------------------------------- ----------------------------------------------
                                                With copies to:
     Alfred P. Ouellette                      Mark P. Goshko, Esq.
     601 Congress Street         Kirkpatrick & Lockhart Preston Gates Ellis LLP
   Boston, Massachusetts 02110                 One Lincoln Street
    (Name and Address of                  Boston, Massachusetts 02111
     Agent for Service)
 ------------------------------- ----------------------------------------------

 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT
                 (Approximate Date of Proposed Public Offering)

                      TITLE OF SECURITIES BEING REGISTERED:
                 Shares of beneficial interest of the Registrant

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

It is proposed that this filing will become effective on July 12, 2007 pursuant to Rule 488 under the Securities Act of 1933.

                  JOHN HANCOCK CURRENT INTEREST ("REGISTRANT")

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

     Cover Sheet

     Contents of Registration Statement

         President's Letter

         Notice of Special Meeting to Shareholders of the Registrant

         Part A - Joint Proxy Statement/Prospectus of the Registrant

         Part B - Statement of Additional Information of the Registrant

         Part C - Other Information

         Signature Page

         Exhibits

                              Important Information
--------------------------------------------------------------------------------

[John Hancock logo]
JOHN HANCOCK FUNDS

                                                           July 26, 2007

Dear Fellow Shareholder:

I am writing to ask for your assistance with an important issue involving your investment in John Hancock U.S. Government Cash Reserve. We are proposing to reorganize and merge John Hancock U.S. Government Cash Reserve into the John Hancock Money Market Fund.

There are considerable advantages that the proposed merger may offer you:

o By combining the two funds, you will be a shareholder in one larger fund with greater potential to increase asset size and achieve economies of scale. In addition, certain administrative costs will be spread across the combined Fund's larger asset base, which will increase the Fund's overall efficiency.

o The merger will offer a combined fund with multiple additional retail classes that will provide greater distribution capabilities. The added distribution channels will give the combined fund the potential to grow its asset base further.

o The Money Market Fund has greater investment flexibility than US Government Cash Reserve which could potentially enhance the Money Market Fund's performance over the long-term.

o The same seasoned and skilled management team that guides your current Fund will guide the John Hancock Money Market Fund. John Hancock Advisers, LLC acts as investment adviser to both funds, along with the subadviser, MFC Global Investment Management (U.S.), LLC, who is responsible for the day-to-day management.

We Need Your Vote of Approval.
After careful consideration, your Fund's trustees have unanimously approved the reorganization of John Hancock U.S. Government Cash Reserve into John Hancock Money Market Fund, but it requires a majority of shareholder votes to complete the merger. Every vote counts, so your vote is extremely important. The enclosed proxy statement contains further explanation and important details of the reorganization, which I strongly encourage you to read before voting. You will also find a detailed explanation of the similarities and differences of each fund's investment strategies and principal risks.

If approved by the shareholders, the reorganization is scheduled to take place at the close of business on September 14, 2007.

Your Vote Matters!
You are being asked to approve these changes. No matter how large or small your fund holdings, your vote is extremely important. After you review the proxy materials, please submit your vote promptly to help us avoid the need for additional mailings. For your convenience, you may vote one of three ways: via telephone by calling 1-866-540-5760; via mail by returning the enclosed voting card; or via the Internet by visiting http://www.proxyvoting.com/ and selecting the shareholder entryway.

I am confident that the proposed change will help us better serve you and all of the Fund's shareholders. If you have questions, please call a John Hancock Funds Customer Service Representative at 1-800-225-5291 between 8:00 a.m. and 7:00 p.m. Eastern Time. I thank you for your time and your prompt vote on this matter.

                                           Sincerely,

                                           /s/Keith F. Hartstein
                                           ---------------------
                                           Keith F. Hartstein
                                           President and Chief Executive Officer

JOHN HANCOCK U.S. GOVERNMENT CASH RESERVE
(a series of John Hancock Current Interest)
(the "fund")
601 Congress Street
Boston, MA 02210

Notice of Special Meeting of Shareholders
Scheduled for September 12, 2007

This is the formal agenda for the fund's shareholder meeting. It tells you what matters will be voted on and the time and place of the meeting, in case you want to attend in person.

To the shareholders of the fund:

A shareholder meeting of the fund will be held at 601 Congress Street, Boston, Massachusetts, on Wednesday, September 12, 2007, at 10:00 A.M., Eastern Time, to consider the following:

1. A proposal to approve an Agreement and Plan of Reorganization between John Hancock U.S. Government Cash Reserve ("your fund" or the "Cash Reserve") and John Hancock Money Market Fund (the "Money Market Fund"). Under this agreement, your fund would transfer all of its assets to Money Market Fund in exchange for Class A shares of Money Market Fund. These shares would be distributed, as described in the accompanying proxy statement, proportionately to you and the other shareholders of Cash Reserve. Money Market Fund would also assume Cash Reserve's liabilities. Your fund's board of trustees recommends that you vote FOR this proposal.

2.   Any other business that may properly come before the meeting.

Shareholders of record as of the close of business on July 9, 2007, are entitled to vote at the meeting and any related follow-up meetings.

Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card. If shareholders do not return their proxies in sufficient numbers, it may result in additional shareholder solicitation.


                                              By order of the Board of Trustees,


                                              Thomas M. Kinzler
                                              Secretary

Boston, Massachusetts
July 26, 2007

PROXY STATEMENT of
John Hancock U.S. Government Cash Reserve, a series of John Hancock Current Interest
("Cash Reserve," the "Acquired Fund" or "your fund")

PROSPECTUS for
John Hancock Money Market Fund,
a series of John Hancock Current Interest
("Money Market Fund" or the "Acquiring Fund")

The address and telephone number of both the Acquired Fund and the Acquiring Fund is:

                               601 Congress Street
                           Boston, Massachusetts 02210
                                 1-800-225-5291


                                   * * * * * *

This proxy statement and prospectus contains the information shareholders should know before voting on the proposed reorganization. Please read it carefully and retain it for future reference.

---------------- ------------------- ---------------------- ------------------------------------
                    Acquired Fund       Acquiring Fund          Shareholders Entitled to Vote
---------------- ------------------- ---------------------- ------------------------------------
Proposal 1          Cash Reserve       Money Market Fund          Cash Reserve Shareholders
---------------- ------------------- ---------------------- ------------------------------------

How the Reorganization Will Work

     o Your fund will transfer all of its assets to Money Market Fund. Money Market Fund will assume substantially all of your fund's liabilities.

     o Money Market Fund will issue Class A shares to your fund in an amount equal to the value of your fund's net assets attributable to its shares. These shares will be distributed to your fund's shareholders in proportion to their holdings on the reorganization date.

     o Your fund will be terminated and shareholders of your fund will become shareholders of Money Market Fund.

     o For federal income tax purposes, the reorganization is not intended to result in income, gain or loss being recognized by your fund, Money Market Fund or the shareholders of your fund.

Rationale for the Reorganization

The reorganization is intended to consolidate your fund with a similar fund managed by your investment adviser and subadvised by the same subadviser as your fund. Management believes the Money Market Fund has greater growth potential than the Cash Reserve and can potentially offer greater distribution capabilities for Cash Reserve shareholders.

The combined fund would offer multiple additional classes of shares that would offer greater distribution capabilities than your fund would if it continued as a stand-alone fund. Money Market Fund offers three retail classes, while Cash Reserve offers only a single class. The added distribution channels will give the combined fund the potential to grow its asset base further.

The combined fund may be better positioned in the market to increase asset size and achieve economies of scale. Each fund incurs substantial operating costs for legal, accounting, transfer agency services, insurance, and custodial and administrative services. The combination of these funds resulting from the reorganization may enable you to benefit from the ability to achieve better net prices on securities trades and spread fixed expenses in a manner that may contribute to a lower expense ratio in the long term than each fund would achieve separately.

Reflecting its larger asset size after the combination of the two funds, the net annual operating expenses of Class A shares of Money Market Fund after the reorganization are expected to be 0.01% higher, which is substantially the same as the current net annual operating expenses of Class A shares of your fund.

Shares of the Acquiring Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution. These shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Securities and Exchange Commission ("SEC") has not approved or disapproved shares of the Acquiring Fund or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Where to Get More Information
--------------------------------------------------------------------------------

o The prospectus of Money Market Fund
  dated August 1, 2006, as supplemented

o The annual report of Money Market Fund    These documents are incorporated by
  dated March 31, 2007                      reference   into   (and   therefore
                                            legally   part   of)   this   proxy
o The prospectus of Cash Reserve dated      statement and prospectus.
  August 1, 2006, as supplemented

o The annual report to shareholders of
  Cash Reserve dated March 31, 2007

--------------------------------------------------------------------------------
o The  statement of  additional
  information  dated  July 12, 2007,
  which   relates   to   this   proxy
  statement  and  prospectus  and the
  reorganization,     and    contains     These   documents  and   additional
  additional  information  about  the     information about Money Market Fund
  Acquired  Fund  and  the  Acquiring     are on  file  with  the SEC and are
  Fund                                    available  at no charge by  writing
                                          to us or by calling  our  toll-free
o The  statement of  additional           telephone  number:  1-800-225-5291.
  information  of Money  Market  Fund     These documents are incorporated by
  dated    August   1,    2006,    as     reference   into   (and   therefore
  supplemented                            legally   part   of)   this   proxy
                                          statement and prospectus.
o The  statement  of  additional
  information of Cash Reserve dated
  August 1, 2006, as supplemented

--------------------------------------------------------------------------------
To ask questions about this proxy statement and prospectus, call our toll-free telephone number: 1-800-225-5291.



        The date of this proxy statement and prospectus is July 12, 2007.

                                TABLE OF CONTENTS
INTRODUCTION...................................................................1
PROPOSAL 1 -- REORGANIZATION OF U.S. GOVERNMENT CASH RESERVE...................1
SUMMARY COMPARISONS OF CASH RESERVE TO MONEY MARKET FUND.......................1
   Comparison of Funds' Investment Objectives, Strategies and Policies.........1
   Comparison of Funds' Shares.................................................4
   Comparison of Buying, Selling and Exchanging Shares.........................4
   Comparison of Expenses......................................................4
   Example.....................................................................5
   Comparison of Advisory Arrangements.........................................6
   Comparison of Distribution Plans............................................7
   Comparison of Investment Risks..............................................7
   Comparison of Fund Performance..............................................9
PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION...................9
   Description of Reorganization...............................................9
   Reasons for the Proposed Reorganization.....................................9
FUND PAST PERFORMANCE.........................................................10
   Calendar Year Total Returns................................................11
   Quarterly Returns..........................................................11
   Average Annual Total Returns for Periods Ended December 31, 2006...........11
FURTHER INFORMATION ON THE REORGANIZATION.....................................11
   Tax Status of the Reorganization...........................................11
   Additional Terms of the Agreement and Plan of Reorganization...............12
CAPITALIZATION................................................................13
ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES............................13
BOARD EVALUATION AND RECOMMENDATION...........................................14
VOTING RIGHTS AND REQUIRED VOTE...............................................14
INFORMATION CONCERNING THE MEETING............................................15
   Solicitation of Proxies....................................................15
   Revoking Proxies...........................................................15
   Outstanding Shares and Quorum..............................................15
   Other Business.............................................................15
   Adjournments...............................................................15
   Telephone Voting...........................................................15
   Internet Voting............................................................16
   Shareholders' Proposals....................................................16
OWNERSHIP OF SHARES OF THE FUNDS..............................................16
EXPERTS.......................................................................17
AVAILABLE INFORMATION.........................................................17
EXHIBIT A - AGREEMENT AND PLAN OF REORGANIZATION.............................A-1

INTRODUCTION

This proxy statement and prospectus is being used by the board of trustees of John Hancock Current Interest (the "Board of Trustees") to solicit proxies to be voted at a special meeting of your fund's shareholders. This meeting will be held at 601 Congress Street, Boston, Massachusetts, on Wednesday, September 12, 2007, at 10:00 A.M., Eastern Time. The purpose of the meeting is to consider the proposal to approve the Agreement and Plan of Reorganization (the "Agreement") providing for the reorganization of your fund into Money Market Fund (the "Reorganization"). This proxy statement and prospectus is being mailed to your fund's shareholders on or about July 26, 2007.

The proxy statement and prospectus includes information that is specific to this proposal, including summary comparisons. You should read the entire proxy statement carefully, including Exhibit A, the enclosed prospectus and annual report of Money Market Fund because they contain details that are not in the summary.

Who is Eligible to Vote?

Shareholders of record on July 9, 2007, are entitled to attend and vote at the meeting or any adjourned meeting. Each whole share is entitled to one vote, and fractional shares are entitled to a proportionate fractional vote. Shares represented by properly executed proxies, unless revoked before or at the meeting, will be voted according to shareholders' instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Agreement. If any other business comes before the meeting, your shares will be voted at the discretion of the persons named as proxies.

PROPOSAL 1 -- REORGANIZATION OF U.S. GOVERNMENT CASH RESERVE

Approval of Agreement and Plan of Reorganization Between Cash Reserve and Money Market Fund

A proposal to approve an Agreement and Plan of Reorganization between Cash Reserve and Money Market Fund. Under this Agreement, Cash Reserve would transfer all of its assets to Money Market Fund in exchange for Class A shares of Money Market Fund. These shares would be distributed proportionately to the shareholders of Cash Reserve. Money Market Fund would also assume substantially all of Cash Reserve's liabilities. The Board of Trustees recommends that shareholders vote FOR this proposal.

SUMMARY COMPARISONS OF CASH RESERVE TO MONEY MARKET FUND

Comparison of Funds' Investment Objectives, Strategies and Policies

---------------------- -------------------------------------------------------------------------------------------------------------
                       Cash Reserve                                             Money Market Fund

---------------------- -------------------------------------------------------------------------------------------------------------
Business               Each fund is a diversified series of John Hancock Current Interest,  an open-end investment management company organized as a Massachusetts business trust.

---------------------- -------------------------------------------------------------------------------------------------------------
Net Assets as of       $34.0 million                                            $227.2 million
April 30, 2007
---------------------- -------------------------------------------------------------------------------------------------------------
Investment Adviser,    Investment adviser:
Subadviser and         John Hancock Advisers, LLC ("JHA")
Portfolio Managers
                       Investment subadviser:
                       MFC Global Investment Management (U.S.), LLC ("MFC Global (U.S.)")

                       Portfolio Managers:
                       Team of money market research analysts and portfolio managers.

---------------------- -------------------------------------------------------------------------------------------------------------
Investment             Each fund seeks the maximum current income that is consistent with maintaining
Objective              liquidity and preserving capital.
---------------------- -------------------------------------------------------------------------------------------------------------

---------------------- -------------------------------------------------------------------------------------------------------------
                       Cash Reserve                                             Money Market Fund

---------------------- -------------------------------------------------------------------------------------------------------------
Principal              The fund invests only in securities issued or            The fund invests in high quality money market
Investments            guaranteed by the U.S. Government.                       instruments.
---------------------- -------------------------------------------------------------------------------------------------------------
Investment             The fund seeks its objective by investing only in        The fund seeks it objective by investing in U.S.
Strategies             short-term U.S. Government securities and repurchase     dollar-denominated securities rated within the two
                       agreements based on U.S. Government securities.  U.S.    highest short-term credit categories and their
                       Government securities are issued or guaranteed as to     unrated equivalents.  These include, but are not
                       principal and interest by the U.S. Government, its       limited to, securities issued by:
                       agencies or instrumentalities.
                                                                                   o  U.S. and foreign companies;
                                                                                   o  U.S. and foreign banks;
                                                                                   o  U.S. and foreign governments;
                                                                                   o  U.S. agencies, states and municipalities; and
                                                                                   o  International organizations such as the World
                                                                                      Bank and the International Monetary Fund.

                                                                                The Money Market Fund may not purchase any second
                                                                                tier security if, as a result of its purchase, (i)
                                                                                more than 5% of its total assets would be invested
                                                                                in second tier securities or (ii) more than 1% of
                                                                                its total assets or $1 million (whichever is
                                                                                greater) would be invested in the second tier
                                                                                securities of a single issuer.

---------------------- -------------------------------------------------------------------------------------------------------------
Diversification        The fund may not invest  more than 5% of the value       The fund may not  purchase the  securities  of any
                       of the  fund's  assets  in  securities  of any one       issuer if such  purchase  would cause more than 5%
                       issuer (other than securities issued or guaranteed       of  its  total   assets  to  be  invested  in  the
                       as  to   principal   and   interest  by  the  U.S.       securities of such issuer,  other than  securities
                       Government,    or   one   of   its   agencies   or       issued or  guaranteed  by the United States or any
                       instrumentalities).                                      state or  political  subdivision  thereof,  or any
                                                                                political  subdivision  of any such state,  or any
                                                                                agency or  instrumentality  of the United  States,
                                                                                any state or political subdivision thereof, or any
                                                                                political subdivision in any such state.

---------------------- -------------------------------------------------------------------------------------------------------------

---------------------- -------------------------------------------------------------------------------------------------------------
                       Cash Reserve                                             Money Market Fund

---------------------- -------------------------------------------------------------------------------------------------------------
Foreign Securities     The fund does not invest in securities issued or         The fund  may  invest  in U.S.  dollar-denominated
                       guaranteed by foreign governments.                       foreign  securities and  certificates  of deposit,
                                                                                bankers'  acceptances  and fixed time deposits and
                                                                                other  obligations  issued  by  foreign  banks and
                                                                                their  U.S.  and  foreign   branches  and  foreign
                                                                                branches of U.S.  banks.  The fund may also invest
                                                                                in  municipal  securities  backed  by  letters  of
                                                                                credit issued by certain foreign banks.

                                                                                The fund may not invest more than 25% of its total
                                                                                assets in obligations issued by: (i) foreign banks
                                                                                and (ii) foreign  branches of U.S. banks where JHA
                                                                                has   determined   that  the  U.S.   bank  is  not
                                                                                unconditionally   responsible   for  the   payment

---------------------- -------------------------------------------------------------------------------------------------------------
Restricted Securities  This fund may not purchase restricted securities or      The  fund  may  purchase  securities  that are not
                       securities which are not readily marketable.             registered  with  the  SEC,  including  commercial
                                                                                paper and securities offered and sold to qualified
                                                                                institutional  buyers.  The fund  will not  invest
                                                                                more   than  10%  of  its   assets   in   illiquid
                                                                                instruments.

---------------------- -------------------------------------------------------------------------------------------------------------
Forward Commitment     This fund does not purchase securities on a              The fund may purchase securities on a when-issued or
and When-Issued        when-issued or forward commitment basis.                 forward commitment basis.
Securities
---------------------- -------------------------------------------------------------------------------------------------------------
Securities Lending     The fund does not lend portfolio securities to           The  fund may lend  portfolio  securities  to
                       brokers, dealers and financial institutions.             brokers,  dealers and financial  institutions
                                                                                if the loan is collateralized by cash or U.S.
                                                                                Government securities. The fund will not lend
                                                                                portfolio  securities  having  a total  value
                                                                                exceeding 30% of its assets.

---------------------- -------------------------------------------------------------------------------------------------------------
Short-Term Trading     The fund may engage in  short-term  trading in response to stock  market  conditions, changes in  interest  rates or other  economic  trends and  developments,  or to take advantage of yield  disparities  in different  segments of the market for  government obligations.
---------------------- -------------------------------------------------------------------------------------------------------------

In deciding whether to approve the Reorganization, you should consider the similarities and differences between your fund and Money Market Fund. As the above table indicates, the funds are managed by the same advisers and subadvisers and share similar investment objectives. However, while the investment objective of Cash Reserve is fundamental and may only be changed with shareholder approval, the investment objective of Money Market Fund is non-fundamental and may be changed by vote of the Board of Trustees without shareholder approval. Money Market Fund's 25% investment limitation on foreign bank obligations, however, is fundamental and may be changed only with shareholder approval.

Both funds are categorized as money market funds, but the policies and investments of the two funds differ. In particular, while Cash Reserve invests only in securities issued or guaranteed by the U.S. Government, Money Market Fund may invest in a wide variety of high quality money market instruments, including those issued by foreign companies, banks and governments, among others. Money Market also may purchase securities that are not registered with the SEC and purchase securities on a when-issued or forward commitment basis, while your fund does not engage in such investments. See "Comparison of Investment Risks."

As a result, the portfolio holdings of the funds have tended to differ. As a result, JHA may sell a portion of the Acquired Fund's portfolio holdings after the Reorganization to the extent necessary to make the portfolio holdings consistent with the investment process of the Money Market Fund. This possible disposition of portfolio holdings is discussed in further detail under "Reasons for the Proposed Reorganization."

Comparison of Funds' Shares

---------------------- -------------------------------------------------------------------------------------------------------------
                       Cash Reserve                                             Money Market Fund
---------------------- -------------------------------------------------------------------------------------------------------------
Class A Sales Charges  The Class A shares of both funds have the same characteristics and fee structures.
And 12b-1 Fees         o  Class A shares are offered without any front-end or contingent deferred sales charges.
                       o  Class A shares are subject to distribution and service fees (12b-1) of up to the annual rate of 0.15% of the average daily net assets of Class A shares for Cash Reserve and 0.25% of average daily net assets of
                          Class A shares for Money Market Fund.
---------------------- -------------------------------------------------------------------------------------------------------------
12b-1 Fees             These fees are paid out of a class' assets on an ongoing basis.  Over time, these fees will increase the cost of investments and may cost more than other types of sales charges.
---------------------- -------------------------------------------------------------------------------------------------------------

Comparison of Buying, Selling and Exchanging Shares

---------------------- -------------------------------------------------------------------------------------------------------------
                       Cash Reserve                                             Money Market Fund
---------------------- -------------------------------------------------------------------------------------------------------------
Buying Shares          Investors may buy shares at their public offering price through a financial representative or the funds'
                       transfer agent, John Hancock Signature Services, Inc. ("Signature Services").

---------------------- -------------------------------------------------------------------------------------------------------------
Minimum Initial        $20,000                                                  Class  A   Shares:   $1,000   for   non-retirement
Investment                                                                      accounts,  $500 for  retirement  accounts and $250
                                                                                per   account   opened   for  group   investments.
                                                                                Investments   also  may  be  made  on  a   Monthly
                                                                                Automatic Accumulation Plan, which requires $25 to
                                                                                open an account  followed by a monthly  minimum of
                                                                                $25 thereafter.

---------------------- -------------------------------------------------------------------------------------------------------------
Exchanging Shares      Shareholders may exchange their shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charge.  The registration for both accounts must be identical.
                       If no sales charge was paid on Class A shares, you will pay the sales charge imposed by the new fund.
                       Otherwise, your Class A shares will be exchanged without a sales charge.
---------------------- -------------------------------------------------------------------------------------------------------------
Selling Shares         Shareholders may sell their shares by submitting a proper written or telephone request to Signature Services.
---------------------- -------------------------------------------------------------------------------------------------------------
Net Asset Value        All purchases, exchanges and sales are made at a price based on the next NAV per share of a class of the fund to be calculated after Signature Services receives your request in good order.  Both funds' NAVs are determined at the close of regular trading on the New York Stock Exchange, which is normally 4:00 P.M.,
                       Eastern Time.
---------------------- -------------------------------------------------------------------------------------------------------------

Comparison of Expenses

As the tables below indicate, the hypothetical pro forma net annual operating expenses of Money Market Fund after the Reorganization are expected to be 0.01% higher, which is substantially the same as your fund's net operating expenses. While 12b-1 fees will increase by 0.15% for Cash Reserve shareholders, this increase is partially offset by JHA's expense limitation arrangement under which JHA is contractually bound to limit the maximum rate of management fee to 0.40%.

However, if these expense limitations were to expire in the future, shareholders would most likely experience an increase in total operating expenses by 0.20%, which would result in a lower yield.

The Funds' Expenses

The following expense tables briefly describe the fees and the expenses that shareholders of Cash Reserve and Money Market Fund may pay if they buy and hold shares of each respective fund and are based on expenses paid by the funds for the 12-month period ended March 31, 2007. The tables also show the pro forma expenses of Money Market Fund assuming the Reorganization with Cash Reserve occurred on April 1, 2006. Shares of the Cash Reserve and Class A shares of Money Market Fund are not subject to any sales charges, redemption fees or exchange fees. Annual operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders. Money Market Fund's expenses after the Reorganization may be greater or less than those shown.

                                                                                                           Money Market Fund
                                                                                                              (Pro Forma)
                                                                                     Money Market       (Assuming Reorganization
                                                                   Cash Reserve          Fund               with Cash Reserve)
                                                                      Shares           Class A                  Class A
--------------------------------------------------------------- ----------------- ------------------ -------------------------------
Shareholder transaction expenses(1)
--------------------------------------------------------------- ----------------- ------------------ -------------------------------
Maximum front-end sales charge (load) on purchases as a % of      None               None               None
purchase price
--------------------------------------------------------------- ----------------- ------------------ -------------------------------
Maximum deferred sales charge (load) as a % of purchase or sale   None               None               None
price, whichever is less
--------------------------------------------------------------- ----------------- ------------------ -------------------------------
Annual Operating Expenses
--------------------------------------------------------------- ----------------- ------------------ -------------------------------
Management fee                                                    0.50%              0.50%              0.50%
--------------------------------------------------------------- ----------------- ------------------ -------------------------------
Distribution and service (12b-1) fees                             0.15%              0.25%              0.25%
--------------------------------------------------------------- ----------------- ------------------ -------------------------------
Other expenses                                                    0.35%              0.34%              0.32%
--------------------------------------------------------------- ----------------- ------------------ -------------------------------
Total fund operating expenses                                     1.00%              1.09%              1.07%
--------------------------------------------------------------- ----------------- ------------------ -------------------------------
Expense reduction                                                 0.15%(2)           0.21%(3)           0.21%(3)
--------------------------------------------------------------- ----------------- ------------------ -------------------------------
Net annual operating expenses                                     0.85%              0.88%              0.86%
--------------------------------------------------------------- ----------------- ------------------ -------------------------------

(1)  A $4.00 fee will be charged for wire redemptions.

(2) Reflects distributor's contractual agreement to waive 12b-1 fees until July 31, 2007. If this contractual expense waiver was not reflected in the table, expenses would be higher. As of August 1, 2007, the distributor will continue to waive 12b-1 fees on a voluntary basis. This voluntary expense waiver may be terminated at anytime.

(3) Reflects adviser's contractual obligation to limit maximum rate of management fee to 0.40% and the distributor's contractual agreement to limit 12b-1 fees on Class A Shares to 0.15%. These agreements remains in effect until July 31, 2008, and may thereafter be terminated by JHA at anytime. However, if these expense limitations were to expire in the future, shareholders would most likely experience an increase in total operating expenses by 0.20%, which would result in a lower yield.

Example

The hypothetical examples below show what your expenses would be if you invested $10,000 over different time periods for your fund and Money Market Fund, based on fees and expenses incurred during the 12-month period ended March 31, 2007. Year 1 expenses only are calculated based upon net annual operating expenses after the expense reduction. Pro forma expenses are included assuming a Reorganization with your fund and Money Market Fund. Each example assumes that you reinvested all distributions and that the average annual return was 5%. The examples are for comparison purposes only and are not a representation of Cash Reserve or Money Market Fund's actual expenses or returns, either past or future.

                                                                                                           Money Market Fund
                                                                                                              (Pro Forma)
                                                                                     Money Market       (Assuming Reorganization
                                                                   Cash Reserve          Fund               with Cash Reserve)
                                                                      Shares           Class A                  Class A
--------------------------------------------------------------- ----------------- ------------------ -------------------------------
Year 1                                                                  $87                $90                      $88
Year 3                                                                 $303               $326                     $319
Year 5                                                                 $538               $581                     $570
Year 10                                                              $1,211             $1,310                   $1,287

Comparison of Advisory Arrangements

Your fund's and Money Market Fund's advisory agreements are substantially similar. Both funds have the same contractual management fee schedule, as detailed in the below table. However, the effective management fee on Class A shares of Money Market Fund is 0.10% lower than for shares of the Cash Reserve. JHA has contractually agreed to limit the maximum management fee rate to 0.40% on Money Market until at least July 31, 2008, while Cash Reserve's effective management fee is 0.50% (at current asset levels). In addition, management believes the combined fund's expense ratio may be reduced over time as assets grow in the Money Market Fund and management fee breakpoints are utilized.

Management Arrangements

Each fund pays monthly management fees equal to the following annual percentage of its average daily net assets:

------------------------------ -------------------------------------------------
Fund Average Daily Net Assets                   Annual Fee Rate
------------------------------ -------------------------------------------------
                                   Cash Reserve              Money Market Fund*
------------------------------ ------------------------ ------------------------
First $500 million                    0.500%                      0.500%*
------------------------------ ------------------------ ------------------------
Next $250 million                     0.425%                      0.425%*
------------------------------ ------------------------ ------------------------
Next $250 million                     0.375%                      0.375%
------------------------------ ------------------------ ------------------------
Next $500 million                     0.350%                      0.350%
------------------------------ ------------------------ ------------------------
Next $500 million                     0.325%                      0.325%
------------------------------ ------------------------ ------------------------
Next $500 million                     0.300%                      0.300%
------------------------------ ------------------------ ------------------------
Amounts over $2.5 billion             0.275%                      0.275%
--------------------------------------------------------------------------------
* The Adviser has reduced the fee to 0.40% of the fund's average daily net assets and cannot reinstate the fee without the consent of the Board of Trustees of the Money Market Fund.

Subadvisory Arrangements

Monthly subadvisory fees are equal to the following annual percentage of its average daily net assets:

------------------------------ -------------------------------------------------
Fund Average Daily Net Assets                   Annual Fee Rate
------------------------------ -------------------------------------------------
                                   Cash Reserve              Money Market Fund
------------------------------ ------------------------ ------------------------
First $500 million                    0.05%                       0.05%
------------------------------ ------------------------ ------------------------
Amounts over $500 million             0.02%                       0.02%
------------------------------ ------------------------ ------------------------

Comparison of Distribution Plans

The Board of Trustees of each fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that provides for reimbursement to John Hancock Funds, LLC ("John Hancock Funds") for its payment of certain distribution and shareholder service expenses of your fund. Under the Class A Cash Reserve Plan, your fund is subject to distribution and service fees at an aggregate annual rate of 0.15% of the fund's daily net assets. However, John Hancock Funds has contractually agreed to waive 12b-1 fees until July 31, 2007, and will continue to waive these fees on a voluntary basis thereafter. This voluntary expense waiver may be terminated at anytime.

Under the Class A Money Market Fund Plan, the fund is subject to distribution and service fees at an aggregate annual rate of 0.25% of the fund's daily net assets. However, John Hancock Funds has contractually agreed to limit fees attributable to Class A shares of Money Market Fund to 0.15% of the fund's average daily net assets until July 31, 2008, and may thereafter be terminated by JHA at anytime.

In the event that John Hancock Funds is not fully reimbursed for payments or expenses it incurs under each of these distribution plans, these expenses will not be carried beyond the twelve months from the date they were incurred.

Comparison of Investment Risks

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table compares the principal risks affecting each fund.

In deciding whether to approve the Reorganization, you should consider the similarities and differences between your fund and Money Market Fund. In particular, you should consider whether the amount and character of investment risk involved in the authorized investments of Money Market Fund is commensurate with the amount of risk involved in the authorized investments of your fund.

---------------------- -------------------------------------------------------------------------------------------------------------
                       Cash Reserve                                             Money Market Fund
---------------------- -------------------------------------------------------------------------------------------------------------

Interest Rate Risk     Each fund is subject to short term interest rate risk,  which is the risk of  unfavorable  interest rate-induced  changes  in the value of the  securities  owned by a fund.  If  interest  rates  rise sharply, the funds could underperform their peers or lose money.
------------------------------------------------------------------------------------------------------------------------------------

Credit Risk            Each fund faces the risk that the issuer of a security,  or the  counterparty  to a contract,  will default or otherwise become unable to honor a financial obligation.
------------------------------------------------------------------------------  ----------------------------------------------------

Foreign Investments    This fund does not invest in  securities  of             Since this fund invests in  obligations  of non-U.S.
Risk                   foreign issuers.                                         issuers  and  foreign   banks,   it  is  subject  to
                                                                                additional   risks,   as  the   value   of   foreign
                                                                                securities  may change more  rapidly  and  extremely
                                                                                than the value of U.S.  securities.  The  securities
                                                                                markets of many  foreign  countries  are  relatively
                                                                                small,   with  a   limited   number   of   companies
                                                                                representing   a   small   number   of   industries.
                                                                                Additionally,  issuers of foreign securities may not
                                                                                be subject to the same degree of  regulation as U.S.
                                                                                issuers.   Reporting,    accounting   and   auditing
                                                                                standards  of  foreign  countries  differ,  in  some
                                                                                cases    significantly,    from   U.S.    standards.
                                                                                Investments  in foreign  securities  may be affected
                                                                                by inadequate or inaccurate  financial  information,
                                                                                and social and political instability.
------------------------------------------------------------------------------------------------------------------------------------

---------------------- -------------------------------------------------------------------------------------------------------------
                       Cash Reserve                                             Money Market Fund
---------------------- -------------------------------------------------------------------------------------------------------------
Investment Risk        An  investment  in  the  fund  is not  insured  or  guaranteed  by the  Federal  Deposit  Insurance
                       Corporation or any other government  agency.  Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.
------------------------------------------------------------------------------------------------------------------------------------
Market Value Risk      The U.S.  Government  does not  guarantee  the  market  value or the  current  yield of  government securities.  Nor are all of the U.S.  Government  securities backed by the full faith and credit of the U.S.  Government.  No assurance can be given that the U.S.  Government  will provide  financial support in the future to U.S. Government agencies,  authorities or  instrumentalities  that are not supported by the full faith and credit of the United States.
------------------------------------------------------------------------------------------------------------------------------------
Securities lending     The fund does not lend portfolio  securities             When the fund lends portfolio  securities there is a
                       to    brokers,    dealers    and    financial            risk  that  the  borrower  may  fail to  return  the
                       institutions.                                            securities   involved  in  the  transaction.   As  a
                                                                                result,  the fund may  incur a loss or, in the event
                                                                                of  the  borrower's  bankruptcy,  the  fund  may  be
                                                                                delayed  in  or   prevent   from   liquidating   the
                                                                                collateral.
------------------------------------------------------------------------------- ----------------------------------------------------
Leverage Risk          The fund does not invest in  when-issued  or             The fund may purchase  securities  on a  when-issued
                       forward commitment transactions.                         or  forward   commitment   basis.   For  when-issued
                                                                                transactions,  no payment is made until  delivery is
                                                                                due,  often one month or more after  purchase.  In a
                                                                                forward commitment  transaction,  the fund contracts
                                                                                to  purchase  securities  for  a  fixed  price  at a
                                                                                future date beyond  customary  settlement  time. The
                                                                                purchase of securities  on a when-issued  or forward
                                                                                commitment  basis  involves  a risk  of  loss if the
                                                                                value  of  the  security  to be  purchased  declines
                                                                                prior to the  settlement  date.  These  transactions
                                                                                could also  multiply  small  market  movements  into
                                                                                large changes in value.
------------------------------------------------------------------------------- ----------------------------------------------------
Liquidity Risk         This   fund  may  not   purchase   restricted            The  fund  may   purchase   restricted   securities,
                       securities  or   securities   which  are  not            including  securities  offered and sold to qualified
                       readily marketable.                                      institutional   buyers.   This  investment  practice
                                                                                could  have the  effect of  increasing  the level of
                                                                                risk that  certain  securities  may be  difficult or
                                                                                impossible  to sell at the time the  price  that the
                                                                                fund would like if  qualified  institutional  buyers
                                                                                become for a time  uninterested in purchasing  these
                                                                                restricted securities.
------------------------------------------------------------------------------------------------------------------------------------

---------------------- -------------------------------------------------------------------------------------------------------------
                       Cash Reserve                                             Money Market Fund
---------------------- -------------------------------------------------------------------------------------------------------------
Management Risk        The fund's  management  strategy  has a  significant  influence  on fund  performance.  If the fund invests  in  regions  (and in the case of the  Money  Fund,  countries)  that  experience  economic downturns,  performance  could  suffer.  In  addition,  if certain  investments  do not  perform as expected,  or if the subadviser's  security  selection  strategies do not perform as expected,  the fund could  underperform its peers or lose money.  The subadviser will apply investment  techniques and risk analyses in making  investment  decisions for the fund, but there can be no guarantee that these will produce the desired results.
-----------------------------------------------------------------------------------------------------------------------------------

Comparison of Fund Performance

Past performance records of the Cash Reserve and Class A shares of the Money Market Fund through December 31, 2006, including (i) calendar year total returns and (ii) average annual total returns are set forth under "FUND PAST PERFORMANCE" on page 10 of this proxy statement and prospectus.


PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

Description of Reorganization

You are being asked to approve the Agreement, a form of which is attached to this proxy statement as Exhibit A. Additional information about the Reorganization and the Agreement is set forth on page 11 under "FURTHER INFORMATION ON THE REORGANIZATION." The Agreement provides for a Reorganization on the following terms:

  o The Reorganization is scheduled to occur at 5:00 P.M., Eastern Time, on Friday, September 14, 2007, but may occur on any later date on or before March 1, 2008. Cash Reserve will transfer all of its assets to Money Market Fund and Money Market Fund will assume substantially all of Cash Reserve's liabilities. This will result in the addition of Cash Reserve's assets to Money Market Fund's portfolio. The net asset value of both funds will be computed as of 4:00 P.M., Eastern Time, on the closing date of the Reorganization.

  o Money Market Fund will issue Class A shares to Cash Reserve in an amount equal to the net assets attributable to Cash Reserve's shares. As part of the liquidation of Cash Reserve, these shares will immediately be distributed to shareholders of record of Cash Reserve in proportion to their holdings on the closing date of the Reorganization. As a result, shareholders of Cash Reserve will become Class A shareholders of Money Market Fund.

  o After the shares are issued, the existence of Cash Reserve will be terminated.

Reasons for the Proposed Reorganization

The Board of Trustees believes that the proposed Reorganization will be advantageous to the shareholders of your fund for several reasons. The Board of Trustees (with the advice and assistance of independent counsel) considered the following matters, among others, and in no order of priority, in approving the proposal.

First, the Reorganization would permit your fund's shareholders to pursue similar investment objectives in a larger fund utilizing substantially similar investment policies. Both funds have the objective of maximum current income consistent with maintaining liquidity and preserving capital. The greater asset size of the combined fund may allow it, relative to your fund, to (i) obtain better net prices on securities trades, (ii) achieve greater diversification of portfolio holdings and (iii) reduce per-share expenses by spreading fixed costs over a larger asset base.

Second, a combined fund offers economies of scale that may lead to lower per share expenses for Class A shares. Both funds incur costs for legal, accounting, transfer agency services, insurance, and custodial and administrative services. Many of these resources and costs are duplicative and there may be an opportunity to reduce Money Market Fund's expense ratio over time because of economies of scale if the funds are combined.

Third, the combined fund is expected to have projected net annual operating expenses 0.01% higher than those of Cash Reserve shares prior to the Reorganization, which is substantially the same after taking into account any fee waivers/expense limitation arrangements.

Fourth, the combined fund offers additional classes with greater distribution capabilities than Cash Reserve. The combined fund provides access to different distribution channels and a greater variety of asset bases. Access to greater distribution will help grow fund assets and may result in economies of scale that may help reduce the combined fund's expense ratio over time.

Fifth, the fact that shareholders of Cash Reserve will experience no change in shareholder services as a result of the Reorganization, that JHA has access to the same resources, management and personnel, and will provide similar supervisory services to the combined fund.

Sixth, the costs of the Reorganization, other than transaction costs associated with repositioning your fund's portfolio, will be borne by JHA.

The Board of Trustees reviewed the historical performance of Cash Reserve and Money Market Fund. Because the combined fund will most closely resemble Money Market Fund, Money Market Fund will be the accounting survivor of the Reorganization. As such, the combined fund will assume the performance history of Money Market Fund at the closing of the Reorganization.

The portfolio managers of Money Market Fund have indicated that a portion of the portfolio holdings of your fund may not be consistent with Money Market Fund's investment process. In evaluating the proposed Reorganization, the Board of Trustees also considered the fact that JHA has indicated that a portion of your fund's portfolio may be sold after the closing. If the Acquiring Fund disposes of such securities after the Reorganization, it may recognize taxable gain or loss. To the extent the Acquiring Fund has any net gain from the disposition of such securities that is not offset by capital losses, Acquiring Fund shareholders would be taxable on any such gain distributed to them.

FUND PAST PERFORMANCE

Set forth below is past performance information for the Cash Reserve and Class A shares of the Money Market Fund, which may help provide an indication of each fund's respective risk. The bar chart under "Calendar Year Total Returns" shows how each fund's total return has varied from year to year for each full calendar year. The table under "Average Annual Total Returns for Periods Ended December 31, 2006" shows average annual total returns over time. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

Calendar Year Total Returns


                Cash Reserve -     Money Market
                Class A Shares    Fund - Class A
                                      Shares
1997                 5.42%            4.85%
1998                 5.24%            4.72%
1999                 4.84%            4.28%
2000                 5.89%            5.52%
2001                 3.52%            3.37%
2002                 1.15%            0.95%
2003                 0.37%            0.24%
2004                 0.56%            0.51%
2005                 2.29%            2.37%
2006                 4.23%            4.29%


Quarterly Returns

During the period shown in the above bar chart, the highest quarterly return for Cash Reserve's Class A shares was 1.51% for the quarter ended September 30, 2000, and the lowest quarterly return was 0.07% for the quarter ended September 30, 2003. During the period shown in the above bar chart, the highest quarterly return for Money Market Fund's Class A shares was 1.45% for the quarter ended December 31, 2000, and the lowest quarterly return was 0.04% for the quarter ended September 30, 2003.

Average Annual Total Returns for Periods Ended December 31, 2006

Cash Reserve - Class A Shares

1-Year                       5-Year                 10-Year
---------------------------- ---------------------- -----------------------
4.23%                        1.71%                  3.33%

Money Market Fund - Class A Shares

1-Year                       5-Year                 10-Year
---------------------------- ---------------------- -----------------------
4.29%                        1.66%                  3.09%


FURTHER INFORMATION ON THE REORGANIZATION

Tax Status of the Reorganization

The Reorganization is not intended to result in income, gain or loss for federal income tax purposes to the Acquiring Fund, the Acquired Fund or the shareholders of the Acquired Fund and will not take place unless the funds receive a satisfactory opinion from Kirkpatrick & Lockhart Preston Gates Ellis LLP, substantially to the effect that the Reorganization will be a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

As a result, with respect to the Reorganization, for federal income tax purposes:

  o No gain or loss will be recognized by the Acquired Fund upon (1) the transfer of all of its assets to the Acquiring Fund as described above or
     (2) the distribution by the Acquired Fund of the Acquiring Fund shares to the Acquired Fund's shareholders;

  o No gain or loss will be recognized by the Acquiring Fund upon the receipt of the Acquired Fund's assets solely in exchange for the issuance of the Acquiring Fund shares to the Acquired Fund and the assumption of the Acquired Fund's liabilities by the Acquiring Fund;

  o The basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately before the transfer;

  o The tax holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the Acquired Fund's tax holding period for those assets;

  o You will not recognize gain or loss upon the exchange of your shares of the Acquired Fund solely for the Acquiring Fund shares as part of the Reorganization;

  o The aggregate tax basis of the Acquiring Fund shares received by you in the Reorganization will be the same as the aggregate tax basis of your shares of the Acquired Fund surrendered in exchange; and

  o The tax holding period of the Acquiring Fund shares you receive will include the tax holding period of the shares of the Acquired Fund that you surrender in the exchange, provided that the shares of the Acquired Fund were held by you as capital assets on the date of the exchange.

In rendering such opinion, counsel shall rely upon, among other things, reasonable assumptions, as well as representations of the Acquired Fund and the Acquiring Fund.

No tax ruling has been or will be received from the Internal Revenue Service ("IRS") in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

Prior to the closing of the Reorganization, the Acquired Fund will, and the Acquiring Fund may, declare a distribution to shareholders that, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net capital gains, including those realized on disposition of portfolio securities in connection with the Reorganization through the closing of the Reorganization. Such distributions will be taxable to shareholders.

The foregoing consequences may not apply to certain classes of taxpayers who are subject to special circumstances, such as shareholders who are not citizens of or residents of the United States, insurance companies, tax-exempt organizations, financial institutions, dealers in securities or foreign currencies or persons who hold their shares as part of a straddle or conversion transaction.

This description of the federal income tax consequences of the Reorganization is made without regard to the particular circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.

Additional Terms of the Agreement and Plan of Reorganization

Certain terms of the Agreement are described above. The following is a summary of certain additional terms of the Agreement. This summary and any other description of the terms of the Agreement contained in this proxy statement and prospectus are qualified in their entirety by Exhibit A, which is the Form of Agreement and Plan of Reorganization in its entirety that is proposed for the Reorganization.

Conditions to Closing the Reorganization. The obligation of the Acquired Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the performance by the Acquiring Fund of all its obligations under the Agreement and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement, paragraph 8).

The obligation of the Acquiring Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the Acquired Fund's performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from the Acquired Fund and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement, paragraph 9).

The obligations of the Acquired Fund and the Acquiring Fund are subject to approval of the Agreement by the necessary vote of the outstanding shares of the Acquired Fund, in accordance with the provisions of Acquired Fund's Amended and Restated Declaration of Trust, as amended, and Amended and Restated Bylaws. The fund's obligations are also subject to the receipt of a favorable opinion of Kirkpatrick & Lockhart Preston Gates Ellis LLP as to the federal income tax consequences of the Reorganization (see Agreement, paragraphs 9(a) and 8(f)).

Termination of Agreement. The board of trustees of the Acquired Fund or the Acquiring Fund may terminate the Agreement (even if the shareholders of the Acquired Fund have already approved it) at any time before the Reorganization date, if that board of trustees believes that proceeding with the Reorganization would no longer be advisable.

Expenses of the Reorganization. JHA will pay the Reorganization costs incurred in connection with entering into and carrying out the provisions of the Agreement, whether or not the Reorganization occurs.

CAPITALIZATION

The Cash Reserve has classified its shares into one class and the Money Market Fund has classified its shares into three classes - Class A, Class B and Class C shares. There will be no exchange of Class B or Class C shares of the Money Market Fund. With respect to the proposal, the following tables set forth as of March 31, 2007: (i) the capitalization of your shares, (ii) the Money Market Fund's Class A shares and (iii) the pro forma combined capitalization of the Cash Reserve and Money Market Fund Class A shares as if the Reorganization had occurred on that date. If the Reorganization is consummated, the actual exchange ratios on the Reorganization date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of both funds between March 31, 2007 and the Reorganization date, changes in the amount of undistributed net investment income and net realized capital gains of both funds during that period resulting from income and distributions, and changes in the accrued liabilities of both funds during the same period. It is impossible to predict how many Class A shares of the Acquiring Fund will actually be received and distributed by the Acquired Fund on the closing date of the Reorganization. The tables below should not be relied upon to determine the amount of Acquiring Fund Class A shares that will actually be received and distributed.

-------------------------- ---------------------------- ------------------------------- ---------------------------------------
                                  Cash Reserve               Money Market Fund(1)                    Pro Forma(2)
                                                                   Class A                (Assuming Reorganization of Money
                                                                                                 Market Fund Class A
                                                                                                  with Cash Reserve)
-------------------------- ---------------------------- ------------------------------- ---------------------------------------
Net Assets (millions)                $34,175                       $194,740                            $228,914
-------------------------- ---------------------------- ------------------------------- ---------------------------------------
Net Asset Value Per Share             $1.00                         $1.00                               $1.00
-------------------------- ---------------------------- ------------------------------- ---------------------------------------
Shares Outstanding                 34,192,672                    194,821,993                         229,011,044
-------------------------- ---------------------------- ------------------------------- ---------------------------------------

(1) The Money Market Fund had approximately $230.8 million in total net assets (attributable to all share classes) as of March 31, 2007. Shares entitle their holders to one vote per share, are freely transferable, and have no preemptive, subscription or conversion rights. All share classes invest in the same portfolio of securities, but the classes may be subject to different charges and expenses.

(2) Assuming the Reorganization of Cash Reserve into Class A of the Money Market Fund occurs. If the Reorganization of your fund had taken place on March 31, 2007, approximately 1 Class A shares of Money Market Fund would have been issued for each share of Cash Reserve.

ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES

The following table shows where in each fund's prospectus you can find additional information about the business of each fund.

----------------------------------- --------------------------------------------
Type of Information                 Headings in Each Prospectus
----------------------------------- --------------------------------------------
Investment objective and policies   Goal and Strategy/Main Risks
----------------------------------- --------------------------------------------
Portfolio management                Portfolio Managers
----------------------------------- --------------------------------------------
Expenses                            Your Expenses
----------------------------------- --------------------------------------------
Custodian                           Business Structure
----------------------------------- --------------------------------------------
Shares of beneficial interest       Your Account: Choosing a share class
----------------------------------- --------------------------------------------

----------------------------------- -------------------------------------------------------------------------------
Purchase of shares                  Your  Account:  Choosing a share  class,  How sales  charges  are  calculated,
                                    Opening an account, Buying shares,  Transaction policies,  Additional investor services
----------------------------------- -------------------------------------------------------------------------------
Redemption of sale of shares        Your Account:  Selling shares,  How sales charges are calculated,  Transaction policies
----------------------------------- -------------------------------------------------------------------------------
Dividends, distributions and taxes  Dividends and account policies
----------------------------------- -------------------------------------------------------------------------------

BOARD EVALUATION AND RECOMMENDATION

For the reasons described above, Board of Trustees, including the trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of Cash Reserve in the Reorganization or JHA ("independent trustees"), approved the Reorganization. In particular, Board of Trustees determined that the Reorganization is in the best interests of Cash Reserve and that the interests of Cash Reserve's shareholders would not be diluted as a result of the Reorganization. Similarly, the Money Market Fund Board of Trustees, including the independent trustees, approved the Reorganization. They also determined that the Reorganization is in the best interests of Money Market Fund and that the interests of Money Market Fund's Class A shareholders would not be diluted as a result of the Reorganization.

  ---------------------------------------------------------------------------
     The trustees of your fund recommend that shareholders of your fund vote
      FOR the proposal to approve the Agreement and Plan of Reorganization.
  ---------------------------------------------------------------------------

VOTING RIGHTS AND REQUIRED VOTE

Each whole share of your fund is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. Approval of the proposal described above requires the affirmative vote of a majority of the outstanding shares of the Acquired Fund entitled to vote on the proposal. For this purpose, the term "vote of a majority of the outstanding shares entitled to vote" shall mean the vote of the lesser of:

     (1) 67% or more of the voting securities present at such meeting, if more than 50% of the outstanding voting securities of the Acquired Fund are present or represented by proxy; or

     (2) more than 50% of the  outstanding  voting  securities  of the  Acquired
         Fund.

----------------------------------- ----------------------------------------------- -----------------------------------------------
Shares                              Quorum                                          Voting
----------------------------------- ----------------------------------------------- -----------------------------------------------
In General                          All  shares  "present"  in  person or by proxy  Shares  "present" at the meeting will be voted
                                    are counted towards a quorum.                   in person  at the  meeting.  Shares  "present"
                                                                                    by  proxy  will be voted  in  accordance  with
                                                                                    instructions.
----------------------------------- ----------------------------------------------- -----------------------------------------------
Proxy  with no Voting  Instruction  Considered "present" at the meeting.            Voted "for" a proposal.
(other than Broker Non-Vote)
----------------------------------- ----------------------------------------------- -----------------------------------------------
Broker Non-Vote                     Considered "present" at the meeting.            Not voted. Same effect as a vote "against."
----------------------------------- ----------------------------------------------- -----------------------------------------------
Abstain                             Considered "present" at the meeting.            Not voted. Same effect as a vote "against."
----------------------------------- ----------------------------------------------- -----------------------------------------------

If the required approval of shareholders is not obtained with respect to the proposal, the Acquired Fund subject to the proposal will continue to engage in business as a separate mutual fund and the Board of Trustees will consider what further action may be appropriate.

INFORMATION CONCERNING THE MEETING

Solicitation of Proxies

In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the trustees, officers and employees of your fund; by personnel of your fund's investment adviser, JHA and its transfer agent, Signature Services; or by broker-dealer firms. Signature Services, together with a third party solicitation firm, has agreed to provide proxy solicitation services to the Acquired Fund at a cost of approximately $2,300. JHA will pay the costs of preparing, mailing and soliciting proxies, including payments to unaffiliated solicitation firms.

Revoking Proxies

Each Acquired Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

     o By filing a written notice of revocation with the Acquired Fund's transfer agent, John Hancock Signature Services, Inc., One John Hancock Way, Suite 1000, Boston, Massachusetts 02217-1000;

     o By returning a duly executed proxy with a later date before the time of the meeting; or

     o If a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of your fund (without complying with any formalities) at any time before it is voted.

Being present at the meeting alone does not revoke a previously executed and returned proxy.

Outstanding Shares and Quorum

As of July 9, 2007 (the "record date"), the numbers of shares of beneficial interest of the Acquired Fund outstanding were as follows:

------------------------------------------------------ ------------------------
Fund                                                     Shares Outstanding
------------------------------------------------------ ------------------------
Cash Reserve Shares                                            [_____]
------------------------------------------------------ ------------------------

Only shareholders of record on the record date are entitled to notice of and to vote at the meeting. A majority of the outstanding shares of the Acquired Fund that are entitled to vote, present in person or represented by proxy, will be considered a quorum for the transaction of business.

Other Business

The Board of Trustees knows of no business to be presented for consideration at the meeting other than the proposal. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments

If a quorum is not present in person or by proxy at the time any session of the meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the meeting to a later date. If a quorum is present but there are not sufficient votes in favor of a proposal, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies concerning the proposal. Any adjournment will require the affirmative vote of a majority of the Acquired Fund's shares at the session of the meeting to be adjourned. If an adjournment of the meeting is proposed because there are not sufficient votes in favor of a proposal, the persons named as proxies will vote those proxies favoring the proposal in favor of adjournment, and will vote those proxies against the Reorganization against adjournment.

Telephone Voting

In addition to soliciting proxies by mail, by fax or in person, your fund may also arrange to have votes recorded by telephone by officers and employees of your fund or by personnel of JHA or transfer agent or a third party solicitation firm. The telephone voting procedure is designed to verify a shareholder's identity, to allow a shareholder to authorize the voting of shares in accordance with the shareholder's instructions and to confirm that the voting instructions have been properly recorded. If these procedures were subject to a successful legal challenge, these telephone votes would not be counted at the meeting. Your fund has not obtained an opinion of counsel about telephone voting, but is currently not aware of any challenge.

     o A shareholder will be called on a recorded line at the telephone number in a fund's account records and will be asked to provide the shareholder's social security number or other identifying information.

     o The shareholder will then be given an opportunity to authorize proxies to vote his or her shares at the meeting in accordance with the shareholder's instructions.

     o To ensure that the shareholder's instructions have been recorded correctly, the shareholder will also receive a confirmation of the voting instructions by mail.

     o A toll-free number will be available in case the voting information contained in the confirmation is incorrect.

     o If the shareholder decides after voting by telephone to attend the meeting, the shareholder can revoke the proxy at that time and vote the shares at the meeting.

Internet Voting

You will also have the opportunity to submit your voting instructions via the Internet by utilizing a program provided through a vendor. Voting via the Internet will not affect your right to vote in person if you decide to attend the meeting. Do not mail the proxy card if you are voting via the Internet. To vote via the Internet, you will need the "control number" that appears on your proxy card. These Internet voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions and to confirm that shareholders' instructions have been recorded properly. If you are voting via the Internet, you should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, that must be borne to you.

To vote via the Internet:

     o Read the proxy statement and have your proxy card(s) at hand.

     o Go to the Web site on the proxy card.

     o Enter the "control number" found on your proxy card.

     o Follow the instructions on the Web site. Please call us at 1-800-225-5291 if you have any problems.

     o To ensure that your instructions have been recorded correctly, you will receive a confirmation of your voting instructions immediately after your submission and also by e-mail, if chosen.

Shareholders' Proposals

The funds are not required, and do not intend, to hold meetings of shareholders each year. Instead, meetings will be held only when and if required. Any shareholders desiring to present a proposal for consideration at the next meeting for shareholders of their respective funds must submit the proposal in writing, so that it is received by the appropriate fund at 601 Congress Street, Boston, Massachusetts 02210, within a reasonable time before any meeting.

OWNERSHIP OF SHARES OF THE FUNDS

To the knowledge of each fund, as of July 9, 2007, the following persons owned of record or beneficially 5% or more of the outstanding shares of each fund, respectively:

                                                                    Cash Reserve
--------------------------------------------------------------------------------
Names and Addresses of Owners of More Than 5% of Shares
[TBD]

                                              Money Market Fund - Class A Shares
--------------------------------------------------------------------------------
Names and Addresses of Owners of More Than 5% of Class A Shares

[TBD]

As of July 9, 2007, the trustees and officers of Cash Reserve owned in the aggregate ___% of the outstanding shares of Cash Reserve, and the trustees and officers of Money Market Fund owned in the aggregate ___% of the outstanding Class A shares of the Money Market Fund.

EXPERTS

The financial highlights and financial statements of Money Market Fund and Cash Reserve for the period ended March 31, 2007 are incorporated by reference into this proxy statement and prospectus. The financial statements for Money Market Fund's most recent fiscal year and financial highlights have been independently audited by the registered public accounting firm, PricewaterhouseCoopers LLP, as stated in their reports appearing in the statement of additional information. The financial statements for Cash Reserve's most recent fiscal year and financial highlights have been independently audited by the registered public accounting firm, PricewaterhouseCoopers LLP, as stated in their reports appearing in the statement of additional information. These financial statements and financial highlights have been included in reliance on their reports given on their authority as experts in accounting and auditing.

AVAILABLE INFORMATION

Each fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the funds can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 100 F Street, N.E., Room 1580, Washington, D.C. 20549, at the Northeast Regional Office (3 World Financial Center, New York, New York 10281), and at the Midwest Regional Office (175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60661). Copies of these materials can also be obtained by mail from the Public Reference Section of the SEC at 100 F Street, N.E., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed online or downloaded from the SEC's Website at www.sec.gov.

                EXHIBIT A - AGREEMENT AND PLAN OF REORGANIZATION


     This Agreement and Plan of Reorganization (the "Agreement") is made as of [_____, 2007], by and between John Hancock U.S. Government Cash Reserve (the "Acquired Fund"), a series of John Hancock Current Interest (the "Trust"), a Massachusetts business trust, and Money Market Fund (the "Acquiring Fund"), a series of the Trust, a Massachusetts business trust.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Sections 361(a) and Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision. The reorganization will consist of the transfer of all assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A shares of the Acquiring Fund (the "Merger Shares"), and the assumption by the Acquiring Fund of substantially all of the liabilities of the Acquired Fund and the distribution, after the Closing Date hereinafter referred to, of the Merger Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

     In order to consummate the Reorganization and in consideration of the promises and the covenants and agreements hereinafter set forth, and intending to be legally bound, each party hereby agrees as follows:

1.   Representations and Warranties of the Acquiring Fund.
     -----------------------------------------------------

     The Trust, on behalf of the Acquiring Fund, represents and warrants to, and agrees with, the Acquired Fund that:

(a) The Acquiring Fund is a series of shares of the Trust, a Massachusetts business trust duly organized and validly existing under, and in conformity with, the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out its obligations under this Agreement. The Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the Trust. Each of the Trust and the Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

(b) The Trust is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect, and the Acquiring Fund is a separate diversified series thereof duly designated in accordance with the applicable provisions of the Trust's Amended and Restated Declaration of Trust dated March 8, 2005, as amended (the "Trust Declaration"), and the 1940 Act.

(c) The Acquiring Fund has elected to be, and has met the requirements of subchapter M of Code for treatment as, a "regulated investment company" ("RIC") within the meaning of Section 851 of the Code at all times since its inception, and will continue to meet such requirements at all times through the Closing Date (as defined in Section 7 herein) and thereafter. The Acquiring Fund has not at any time since its inception been liable for, or is not now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.

(d) The Acquired Fund has been furnished with the annual report of the Acquiring Fund for the fiscal year ended March 31, 2007, and the audited financial statements appearing therein, having been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and the unaudited statement of assets and liabilities, statement of operations, and statement of changes in net assets of the Acquiring Fund and the unaudited schedule of investments of the Acquiring Fund for the period ended [_______], 2007, each of which fairly presents the financial condition and result of operations of the Acquiring Fund as of the respective dates indicated, in conformity with generally accepted accounting principles in the United States applied on a consistent basis.

(e) The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those that will be shown as belonging to it on its statement of assets and liabilities as of [______], 2007, and those incurred in the ordinary course of business as an investment company since such date. As of the Valuation Time (as defined in Section 3(e)), the Acquiring Fund will advise the Acquired Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

(f) The Trust, on behalf of the Acquiring Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the board of trustees of the Trust (the "Board of Trustees"), and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms subject to approval by the Acquired Fund's shareholders and subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

(g) Except as has been disclosed in writing to the Acquired Fund, there are no material legal, administrative or other proceedings pending or, to the knowledge of the Trust or the Acquiring Fund, threatened against the Trust or the Acquiring Fund which assert liability on the part of the Trust or the Acquiring Fund or which materially affect the financial condition of the Trust or the Acquiring Fund or the Trust's or the Acquiring Funds' ability to consummate the Reorganization. Neither the Trust nor the Acquiring Fund is charged with nor, to the best of their knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of their business.

(h) Neither the Trust nor the Acquiring Fund is obligated under any provision of the Trust Declaration or the Trust's Amended and Restated By-Laws dated March 8, 2005, as may be amended (the "Trust By-Laws"), and neither is a party to any contract or other commitment or obligation, nor is subject to any order or decree, which would be violated by its execution of or performance under this Agreement, except insofar as the Acquiring Fund and the Acquired Fund may mutually agree that the Acquiring Fund may take such necessary action to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

(i) There are no material contracts outstanding to which the Acquiring Fund is a party that have not been disclosed in the N-14 Registration Statement (as defined in sub-section (k) below) or that will not otherwise be disclosed to the Acquired Fund prior to the Valuation Time.

(j) No consent, approval, authorization or order of any court or government authority is required for the consummation by the Acquiring Fund of the Reorganization, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

(k) The registration statement on Form N-14 filed with the Securities and Exchange Commission (the "Commission") by the Trust on behalf of the Acquiring Fund and relating to the Merger Shares issuable hereunder, and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund's shareholders referred to in Section 6(b) herein (together with the documents incorporated therein by reference, the "Proxy Statement and Prospectus"), and any supplement or amendment thereto or to the documents therein (as amended or supplemented, the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in Section 6(b) of this Agreement and at the Closing Date, insofar as it relates to the Acquiring Fund,

     (i) did and will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

     (ii) does not and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement and Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this sub-section shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquired Fund for use in the N-14 Registration Statement.

(l) The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the N-14 Registration Statement.

(m) All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquiring Fund. In regard to the statement that the outstanding shares will be nonassessable, it is noted that the Acquiring Fund is a "Massachusetts business trust" and under Massachusetts' law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Acquiring Fund. The Acquiring Fund does not have outstanding any security convertible into any of the Acquiring Fund shares.

(n) The Merger Shares to be issued to the Acquired Fund pursuant to this Agreement have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued Class A shares of beneficial interest in the Acquiring Fund and will be fully paid and nonassessable by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof. In regard to the statement above that the Merger Shares will be nonassessable, it is noted that the Trust is a "Massachusetts business trust" and under Massachusetts' law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust.

(o) At or prior to the Closing Date, the Merger Shares to be transferred to the Acquired Fund for distribution to the shareholders of the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquired Fund presently are qualified, and there will be a sufficient number of such shares registered under the 1933 Act and, as may be necessary, with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

(p) At or prior to the Closing Date, the Acquiring Fund will have obtained any and all regulatory, trustee and shareholder approvals necessary to issue the Merger Shares to the Acquired Fund.

(q) The Acquiring Fund has filed, or intends to file, or has obtained extensions to file, all federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

2.   Representations and Warranties of the Acquired Fund.
     ----------------------------------------------------

     The Trust, on behalf of the Acquired Fund, represents and warrants to, and agrees with, the Acquiring Fund that:

(a) The Acquired Fund is a series of shares of the Trust, a Massachusetts business trust duly organized and validly existing under, and in good standing in conformity with, the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out its obligations under this Agreement. The Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the Trust. Each of the Trust and the Acquired Fund has all necessary federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

(b) The Trust is a duly registered under the 1940 Act, as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect, and the Acquired Fund is a separate diversified series thereof duly designated in accordance with the applicable provisions of the Trust Declaration, and the 1940 Act.

(c) The Acquired Fund has elected to be, and has met the requirements of subchapter M of Code for treatment as a RIC within the meaning of Section 851 of the Code at all times since its inception, and will continue to meet such requirements at all times through the Closing Date with respect to its taxable year ending on the Closing Date. The Acquired Fund has not at any time since its inception been liable for, and is not now liable for, and will not be liable for on the Closing Date, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.

(d) The Trust, on behalf of the Acquired Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the Board of Trustees, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms subject to approval by the Acquired Fund's shareholders and subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

(e) The Acquiring Fund has been furnished with the annual report of the Acquired Fund for the fiscal year ended March 31, 2007, and the audited financial statements appearing therein, having been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, which fairly presents the financial condition and result of operations of the Acquired Fund as of the date indicated, in conformity with accounting principles generally accepted in the United States applied on a consistent basis.

(f) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those that will be shown as belonging to it on its statement of assets and liabilities as of [______, 2007], and those incurred in the ordinary course of business as an investment company since such date. As of the Valuation Time, the Acquired Fund will advise the Acquiring Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

(g) Except as has been disclosed in writing to the Acquiring Fund, there are no material legal, administrative or other proceedings pending or, to the knowledge of the Trust or the Acquired Fund, threatened against the Trust or the Acquired Fund which assert liability on the part of the Trust or the Acquired Fund or which materially affect the financial condition of the Trust or the Acquired Fund or the Trust's or the Acquired Funds' ability to consummate the Reorganization. Neither the Trust nor the Acquired Fund is charged with nor, to the best of their knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of their business.

(h) There are no material contracts outstanding to which the Acquired Fund is a party that have not been disclosed in the N-14 Registration Statement or that will not otherwise be disclosed to the Acquiring Fund prior to the Valuation Time.

(i) Neither the Trust nor the Acquired Fund is obligated under any provision of the Trust Declaration or the Trust's By-Laws and neither is a party to any contract or other commitment or obligation, nor is subject to any order or decree, which would be violated by its execution of or performance under this Agreement, except insofar as the Acquired Fund and the Acquiring Fund may mutually agree that the Acquired Fund may take such necessary action to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

(j) The Acquired Fund has filed, or intends to file, or has obtained extensions to file, all federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

(k)  As used in this Agreement,  the term "Acquired Fund Investments" shall mean
(i) the investments of the Acquired Fund shown on its schedule of investments as of the Valuation Time furnished to the Acquiring Fund; and (ii) all other assets owned by the Acquired Fund or liabilities incurred as of the Valuation Time. At the Valuation Time and the Closing Date, the Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver the Acquired Fund Investments. At the Closing Date, subject only to the obligation to deliver the Acquired Fund Investments as contemplated by this Agreement, the Acquired Fund will have good and marketable title to all of the Acquired Fund Investments, and the Acquiring Fund will acquire all of the Acquired Fund Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the Acquired Fund Investments or materially affect title thereto).

(l) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

(m) The N-14 Registration Statement, on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in
Section 6(b) of this Agreement and at the Closing Date, insofar as it relates to the Acquired Fund,

     (i) did and will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

     (ii) does not and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement and Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this sub-section shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquiring Fund for use in the N-14 Registration Statement.

(n) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquired Fund ("Acquired Fund Shares"). In regard to the statement above that the Acquired Fund Shares will be nonassessable, it is noted that the Acquired Fund is a "Massachusetts business trust" and under Massachusetts' law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Acquired Fund. The Acquired Fund does not have outstanding any security convertible into any of the Acquired Fund Shares.

(o) All of the issued and outstanding shares of the Acquired Fund were offered for sale and sold in conformity with all applicable federal and state securities laws.

(p) The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

(q) The Acquired Fund will not sell or otherwise dispose of any of the Merger Shares to be received in the Reorganization, except in distribution to the shareholders of the Acquired Fund, as provided in [Section 3] of this Agreement.

3.   The Reorganization.
     -------------------

(a) Subject to the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein, the Acquired Fund agrees to sell, convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund agrees to acquire from the Acquired Fund, on the Closing Date, all of the Acquired Fund Investments (including interest accrued as of the Valuation Time on debt instruments) and to assume substantially all of the liabilities of the Acquired Fund, in exchange for that number of Merger Shares provided for in

Section 4. Pursuant to this Agreement, as soon as practicable after the Closing Date, the Acquired Fund will distribute all Merger Shares received by it to its shareholders in exchange for their Acquired Fund Shares. Such distributions shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time. All issued and outstanding Acquired Fund Shares simultaneously will be canceled on the books of the Acquired Fund.

(b) If it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid
violating  such  limitations  as  of  the  Closing  Date.   Notwithstanding  the
foregoing,

     (i) nothing herein will require the Acquired Fund to dispose of any portfolios, securities or other investments, if, in the reasonable judgment of the Board of Trustees or the Acquired Fund's investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquired Fund, and

     (ii) nothing will permit the Acquired Fund to dispose of any portfolio securities or other investments if, in the reasonable judgment of the Board of Trustees or the Acquiring Fund's investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquiring Fund.

(c) Prior to the Closing Date, the Acquired Fund shall declare a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income to and including the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain realized to and including the Closing Date, if any.

(d) The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest the Acquired Fund receives on or after the Closing Date with respect to any of the Acquired Fund Investments transferred to the Acquiring Fund hereunder.

(e) The Valuation Time shall be 4:00 P.M., Eastern Time, on the Closing Date, or such earlier or later day and time as may be mutually agreed upon in writing (the "Valuation Time").

(f) Recourse for liabilities assumed from the Acquired Fund by the Acquiring Fund in the Reorganization will be limited to the assets acquired by the Acquiring Fund. The known liabilities of the Acquired Fund, as of the Valuation Time, shall be confirmed to the Acquiring Fund pursuant to Section 2(k) of this Agreement.

(g) The Acquired Fund will be terminated following the Closing Date by terminating its registration under the 1940 Act and its organization under Massachusetts law and, where it is required to do so, will withdraw its authority to do business in any state.

(h) The Acquiring Fund will file with the Secretary of the Commonwealth of Massachusetts any necessary amendment to the Trust Declaration and By-Laws to consummate the Reorganization.

4.   Valuation.
     ----------

(a) On the Closing Date, the Acquiring Fund will deliver to the Acquired Fund a number of full and fractional Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to the value of the liabilities attributable to the Acquired Fund Shares assumed by the Acquiring Fund on that date, determined as hereinafter provided in this Section 4.

(b) The net asset value of the Merger Shares to be delivered to the Acquired Fund, the value of the assets attributable to the Acquired Fund Shares, and the value of the liabilities of the Acquired Fund to be assumed by the Acquiring Fund, shall in each case be determined as of the Valuation Time.

(c) The net asset value of the Merger Shares shall be computed in the manner set forth in the then-current prospectus of the Acquiring Fund. The value of the assets and liabilities of the Acquired Fund shall be determined by the Acquiring Fund, in cooperation with the Acquired Fund, pursuant to procedures which the Acquiring Fund would use in determining the fair market value of the Acquiring Fund's assets and liabilities.

(d) No adjustment shall be made in the net asset value of either the Acquired Fund or the Acquiring Fund to take into account differences in realized and unrealized gains and losses.

(e) The Acquiring Fund shall issue the Merger Shares to the Acquired Fund. The Acquired Fund shall promptly distribute the Merger Shares to the shareholders of the Acquired Fund by establishing open accounts for each Acquired Fund shareholder on the share ledger records of the Acquiring Fund. Certificates representing Merger Shares will not be issued to Acquired Fund shareholders.

(f) The Acquiring Fund shall assume all of the liabilities of the Acquired Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent liquidation and dissolution of the Acquired Fund or otherwise, except for the Acquired Fund's liabilities, if any, arising pursuant to this Agreement.

5.   Payment of Expenses.
     --------------------

(a) Except as otherwise provided in this Section 5, John Hancock Advisers, LLC ("JHA"), by countersigning this Agreement, agrees that it will bear any and all costs and expenses of the Reorganization incurred by the Acquiring Fund and the Acquired Fund; provided, however, that the Acquiring Fund and the Acquired Fund will each pay any brokerage commissions, dealer mark-ups and similar expenses ("Portfolio Expenses") that it may incur in connection with the purchases or sale of portfolio securities; and provided, further, that, the Acquiring Fund will pay all governmental fees required in connection with the registration or qualification of the Merger Shares under applicable state and federal laws.

(b) In the event the Reorganization contemplated by this Agreement is not consummated, then JHA agrees that it shall bear all of the costs and expenses (other than Portfolio Expenses) incurred by both the Acquiring Fund and the Acquired Fund in connection with such Reorganization.

(c) Notwithstanding any other provisions of this Agreement, if for any reason the Reorganization contemplated by this Agreement is not consummated, neither the Acquiring Fund nor the Acquired Fund shall be liable to the other for any damages resulting therefrom, including, without limitation, consequential damages, except as specifically set forth above.

(d) Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of subchapter M of the Code.

6.   Covenants of the Acquired Fund and the Acquiring Fund.
     ------------------------------------------------------

     The Acquired Fund and the Acquiring Fund hereby covenant and agree with the other as follows:

(a) Each of the Acquired Fund and the Acquiring Fund will operate its business as presently conducted in the ordinary course of business between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

(b) The Trust, on behalf of the Acquired Fund, will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the Reorganization contemplated hereby.

(c) In connection with the Acquired Fund shareholders' meeting referred to in sub-section (b) above, the Acquiring Fund will prepare the Prospectus/Proxy Statement for such meeting, to be included in the N-14 Registration Statement, which the Trust, on behalf of the Acquiring Fund, will prepare and file for registration under the 1933 Act of the Merger Shares to be distributed to the Acquired Fund's shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act. The Acquiring Fund will use its best efforts to provide for the N-14 Registration Statement to become effective as promptly as practicable. The Acquired Fund and the Acquiring Fund will cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement, as required by the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations thereunder and the state securities laws.

(d) The information to be furnished by the Acquired Fund and the Acquiring Fund for use in the N-14 Registration Statement shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable hereto.

(e)  The Trust shall:

     (i) following the consummation of the Reorganization, terminate the Acquired Fund in accordance with the laws of the Commonwealth of Massachusetts, the Trust Declaration and Trust By-Laws, the 1940 Act and any other applicable law;

     (ii) not make any distributions of any Merger Shares other than to the respective Acquired Fund shareholders and without first paying or adequately providing for the payment of all of its respective liabilities not assumed by the Acquiring Fund, if any; and

     (iii) on and after the Closing Date not conduct any business on behalf of the Acquired Fund except in connection with the termination of the Acquired Fund.

(f) Each of the Acquired Fund and the Acquiring Fund agrees that by the Closing Date all of its federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes.

(g) Neither the Acquiring Fund nor the Acquired Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code or is inconsistent with the treatment of the Reorganization as a reorganization within the meaning of such Code section. At or prior to the Closing Date, the Trust, the Acquiring Fund and the Acquired Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Kirkpatrick & Lockhart Preston Gates Ellis LLP ("K&L Gates"), special counsel to the Acquired Fund and the Acquiring Fund, to render the tax opinion required herein (including, without limitation, each party's execution of representations reasonably requested by and addressed to K&L Gates).

(h) In connection with the covenant in subsection (g) above, each of the Acquired Fund and Acquiring Fund will cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. The Acquiring Fund will retain for a period of ten (10) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to tax matters of the Acquired Fund for such Acquired Fund's taxable period first ending after the Closing Date and for all prior taxable periods.

(i) After the Closing Date, the Acquired Fund shall prepare, or cause its agents to prepare, any federal, state or local tax returns required to be filed by the Acquired Fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years and further shall cause such tax returns to be duly filed with the appropriate taxing authorities. Notwithstanding the aforementioned provisions of this subsection, any expenses incurred by the Acquired Fund (other than for payment of taxes) in connection with the preparation and filing of said tax returns after the Closing Date shall be borne by such Acquired Fund to the extent such expenses have been accrued by such Acquired Fund in the ordinary course without regard to the Reorganization; any excess expenses shall be borne by the investment adviser or an affiliate thereof.

(j) Following the consummation of the Reorganization, the Acquiring Fund will continue its business as a diversified series of the Trust, an open-end management investment company registered under the 1940 Act.

7.   Closing Date.
     -------------

(a) Delivery of the assets of the Acquired Fund to be transferred, together with any other Acquired Fund Investments, assumption of the liabilities of the Acquired Fund to be assumed, and delivery of the Merger Shares to be issued as provided in this Agreement shall be made at such place and time as the Acquired Fund and Acquiring Fund shall mutually agree, as of the close of business on September 14, 2007, or at such other time and date agreed to by the Acquired Fund and the Acquiring Fund, the date and time upon which such delivery is to take place being referred to herein as the "Closing Date."

(b) To the extent that any Acquired Fund Investments, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Acquired Fund Investments to be transferred to the Acquiring Fund's account with its custodian at the earliest practicable date thereafter.

(c) The Acquired Fund will deliver to the Acquiring Fund on the Closing Date confirmation or other adequate evidence as to the tax basis of the Acquired Fund Investments delivered to the Acquiring Fund hereunder.

(d) As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of Acquired Fund Shares owned by each such shareholder, certified to the best of its knowledge and belief by the transfer agent for the Acquired Fund or by its President.

8.   Conditions of the Acquired Fund's Obligations.
     ----------------------------------------------

     The obligations of the Acquired Fund hereunder shall be subject to the following conditions:

(a) That the Board of Trustees has determined that participation in the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization, that this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Board of Trustees, and that the Acquiring Fund shall have delivered to the Acquired Fund a copy of the resolution approving this Agreement adopted by the Board of Trustees certified by its Secretary.

(b) That the Acquired Fund shall have received from the Acquiring Fund a statement of assets, liabilities and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of the Acquiring Fund's investments, all as of the Valuation Time, certified on the Acquiring Fund's behalf by its President (or any Vice President) or its Treasurer, and a certificate signed by the Acquiring Fund's President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Acquiring Fund since the date of the Acquiring Fund's most recent annual report or semiannual report, as applicable, other than changes in its portfolio securities since that date or changes in the market value of its portfolio securities.

(c) That the Acquiring Fund shall have furnished to the Acquired Fund a certificate signed by the Acquiring Fund's President (or any Vice President) or its Treasurer, dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that the Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(e) That the Acquired Fund shall have received the opinion(s) of K&L Gates, counsel for the Acquiring Fund, dated as of the Closing Date, addressed to the Acquired Fund substantially in the form and to the effect that:

     (i) the Acquiring Fund is a separate series of the Trust, both the Acquiring Fund and the Trust are duly formed and validly existing under the laws of the Commonwealth of Massachusetts;

     (ii) the Acquiring Fund is separate series of the Trust, an open-end, management investment company registered under the 1940 Act;

     (iii) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of the Board of Trustees, and this Agreement has been duly executed and delivered by the Trust on behalf of the Acquiring Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Acquiring Fund;

     (iv) neither the execution or delivery by the Trust on behalf of the Acquiring Fund of this Agreement nor the consummation by the Acquiring Fund of the Reorganization contemplated hereby violates any provision of any statute or any published regulation or any judgment or order disclosed to counsel by the Acquiring Fund as being applicable to the Acquiring Fund;

     (v) the Merger Shares have each been duly authorized and, upon issuance thereof in accordance with this Agreement, will be validly issued, fully paid and nonassessable, except to the extent shareholders could under certain circumstances, in accordance with Massachusetts' law, be held personally liable for the obligations of the Acquiring Fund; and

     (vi) to their knowledge and subject to the qualifications set forth below, the execution and delivery by the Trust on behalf of the Acquiring Fund of this Agreement and the consummation of the Reorganization herein contemplated do not require, under the laws of the Commonwealth of Massachusetts or any state in which the Acquiring Fund is qualified to do business or the federal laws of the United States, the consent, approval, authorization, registration, qualification or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, 1934 Act, the 1940 Act or the rules and regulations thereunder). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order or filing which may be required as a result of the involvement of other parties to this Agreement in the transactions herein contemplated because of their legal or regulatory status or because of any other facts specifically pertaining to them.

(f) That the Acquired Fund shall have obtained an opinion from K&L Gates dated as of the Closing Date, addressed to the Acquired Fund, and based upon such representations of the parties as K&L Gates may reasonably request, that the consummation of the Reorganization set forth in this Agreement complies with the requirements of a reorganization as described in Section 368(a) of the Code.

(g) That all proceedings taken by the Acquiring Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the others.

(h) That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Trust or the Acquiring Fund, be contemplated by the Commission.

9.   Conditions of the Acquiring Fund's Obligations.
     -----------------------------------------------

     The obligations of the Acquiring Fund hereunder shall be subject to the following conditions:

(a) That the Board of Trustees has determined that participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization, that this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Board of Trustees of the Acquired Fund and by the affirmative vote of the holders of a majority of the outstanding Acquired Fund Shares (as defined in the Trust Declaration); and the Acquired Fund shall have delivered to the Acquiring Fund a copy of the resolutions approving this Agreement adopted by the Board of Trustees, and a certificate setting forth the vote of the holders of the Acquired Fund Shares obtained, each certified by its Secretary.

(b) That the Acquired Fund shall have furnished to the Acquiring Fund a statement of its assets, liabilities and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on the Acquired Fund's behalf by its President (or any Vice President) or its Treasurer, and a certificate signed by the Acquired Fund's President (or any Vice President) or its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Acquired Fund since the date of the Acquired Fund's most recent annual report or semiannual report, as applicable, other than changes in the Acquired Fund Investments since that date or changes in the market value of the Acquired Fund Investments.

(c) That the Acquired Fund shall have furnished to the Acquiring Fund a certificate signed by the Acquired Fund's President (or any Vice President) or its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date, all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates and the Acquired Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(e) That the Acquiring Fund shall have received the opinion(s) of K&L Gates, counsel for the Acquired Fund, dated as of the Closing Date, addressed to the Acquiring Fund, substantially in the form and to the effect that:

     (i) the Acquired Fund is a separate series of the Trust, both the Acquired Fund and the Trust are duly formed and validly existing under the laws of the Commonwealth of Massachusetts;

     (ii) the Acquired Fund is a separate series of the Trust, an open-end, management investment company registered under the 1940 Act;

     (iii) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of the Board of Trustees, and this Agreement has been duly executed and delivered by the Trust on behalf of the Acquired Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Acquired Fund;

     (iv) neither the execution or delivery by the Trust on behalf of the Acquired Fund of this Agreement nor the consummation by the Acquired Fund of the Reorganization contemplated hereby violates any provision of any statute, or any published regulation or any judgment or order disclosed to counsel by the Acquired Fund as being applicable to the Acquired Fund; and

     (v) to their knowledge and subject to the qualifications set forth below, the execution and delivery by the Trust on behalf of the Acquired Fund of the Agreement and the consummation of the Reorganization herein contemplated do not require, under the laws of the Commonwealth of Massachusetts or any state in which the Acquired Fund is qualified to do business, or the federal laws of the United States, the consent, approval, authorization, registration, qualification or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, 1934 Act, the 1940 Act or the rules and regulations thereunder). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order or filing which may be required as a result of the involvement of other parties to this Agreement in the transactions herein contemplated because of their legal or regulatory status or because of any other facts specifically pertaining to them.

(f) That the Acquiring Fund shall have obtained an opinion from K&L Gates, counsel for the Acquired Fund, dated as of the Closing Date, addressed to the Acquiring Fund, and based upon such representations of the parties as K&L Gates may reasonably request, that the consummation of the Reorganization set forth in this Agreement complies with the requirements of a reorganization as described in Section 368(a) of the Code.

(g) That the N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Fund, be contemplated by the Commission.

(h) That the Acquired Fund's custodian shall have delivered to the Acquiring Fund a certificate identifying all assets of the Acquired Fund held or maintained by such custodian as of the Valuation Time.

(i) That all proceedings taken by the Acquired Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the Acquiring Fund.

(j) That prior to the Closing Date the Acquired Fund shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income for the period to and including the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized up to and including the Closing Date.

10.  Termination, Postponement and Waivers.
     --------------------------------------

(a) Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired
Fund) prior to the Closing Date, or the Closing Date may be postponed,

     (i) by consent of the Board of Trustees;

     (ii) by the Board of Trustees if any condition of the Acquired Fund's obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by such Board; or

     (iii) by the Board of Trustees if any condition of the Acquiring Fund's obligations set forth in Section 9 of this Agreement has not been fulfilled or waived by such Board.

(b)  If  the  Reorganization   contemplated  by  this  Agreement  has  not  been
consummated by March 1, 2008, this Agreement automatically shall terminate on that date, unless a later date is set by the Board of Trustees.

(c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Acquired Fund, the Acquiring Fund or persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

(d) At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Board of Trustees, if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of their respective Fund, on behalf of which such action is taken.

(e) The respective representations and warranties contained in Sections 1 and 2 of this Agreement shall expire with, and be terminated by, the consummation of the Reorganization, and the Acquired Fund and the Acquiring Fund and the
officers, trustees, agents or shareholders of such Funds shall not have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee, agent or shareholder of either the Acquired Fund or the Acquiring Fund against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders, to which that officer, trustee, agent or shareholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

(f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Boards of Trustees to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund unless such terms and conditions shall result in a change in the method of computing the number of Merger Shares to be issued to the Acquired Fund, in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.  Indemnification.
     ----------------

(a) Each party (an "Indemnitor") shall indemnify and hold the other and its officers, trustees, agents and persons controlled by or controlling any of them (each an "Indemnified Party") harmless from and against any and all losses, damages, liabilities, claims, demands, judgments, settlements, deficiencies, taxes, assessments, charges, costs and expenses of any nature whatsoever (including reasonable attorneys' fees) including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by such Indemnified Party in connection with the defense or disposition of any claim, action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such
Indemnified Party may be or may have been involved as a party or otherwise or with which such Indemnified Party may be or may have been threatened (collectively, the "Losses") arising out of or related to any claim of a breach of any representation, warranty or covenant made herein by the Indemnitor; provided, however, that no Indemnified Party shall be indemnified hereunder against any Losses arising directly from such Indemnified Party's (i) willful misfeasance, (ii) bad faith, (iii) gross negligence or (iv) reckless disregard of the duties involved in the conduct of such Indemnified Party's position.

(b) The Indemnified Party shall use its best efforts to minimize any liabilities, damages, deficiencies, claims, judgments, assessments, costs and expenses in respect of which indemnity may be sought hereunder. The Indemnified Party shall give written notice to Indemnitor within the earlier of ten (10) days of receipt of written notice to Indemnified Party or thirty (30) days from discovery by Indemnified Party of any matters which may give rise to a claim for indemnification or reimbursement under this Agreement. The failure to give such notice shall not affect the right of Indemnified Party to indemnity hereunder unless such failure has materially and adversely affected the rights of the Indemnitor. At any time after ten (10) days from the giving of such notice, Indemnified Party may, at its option, resist, settle or otherwise compromise, or pay such claim unless it shall have received notice from Indemnitor that Indemnitor intends, at Indemnitor's sole cost and expense, to assume the defense of any such matter, in which case Indemnified Party shall have the right, at no cost or expense to Indemnitor, to participate in such defense. If Indemnitor does not assume the defense of such matter, and in any event until Indemnitor states in writing that it will assume the defense, Indemnitor shall pay all costs of Indemnified Party arising out of the defense until the defense is assumed; provided, however, that Indemnified Party shall consult with Indemnitor and obtain Indemnitor's prior written consent to any payment or settlement of any such claim. Indemnitor shall keep Indemnified Party fully apprised at all times as to the status of the defense. If Indemnitor does not assume the defense, Indemnified Party shall keep Indemnitor apprised at all times as to the status of the defense. Following indemnification as provided for hereunder, Indemnitor shall be subrogated to all rights of Indemnified Party with respect to all third parties, firms or corporations relating to the matter for which indemnification has been made.

12.  Other Matters.
     --------------

(a) All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

(b) All notices hereunder shall be sufficiently given for all purposes hereunder if in writing and delivered personally or sent by registered mail or certified mail, postage prepaid. Notice to the Acquired Fund shall be addressed to the John Hancock U.S. Government Cash Reserve c/o John Hancock, 601 Congress Street, Boston, Massachusetts 02210, Attention: General Counsel, or at such other address as the Acquired Fund may designate by written notice to the Acquiring Fund. Notice to the Acquiring Fund shall be addressed to Money Market Fund c/o 601 Congress Street, Boston, Massachusetts 02210, Attention: General Counsel, or at such other address and to the attention of such other person as the Acquiring Fund may designate by written notice to the Acquired Fund. Any notice shall be deemed to have been served or given as of the date such notice is delivered personally or mailed.

(c) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts applicable to agreements made and to be performed in said state.

(d) It is expressly agreed that the obligations of the Trust, on behalf of the Acquired Fund and the Acquiring Fund, hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the trust property of the respective Fund as provided in the Trust Declaration. The execution and delivery of this Agreement has been authorized by the Board of Trustees on behalf of the Acquired Fund and the Acquiring Fund and signed by authorized officers of each respective Fund, acting as such, and neither such authorization by such trustees, nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property on behalf of the relevant Fund as provided in the Trust Declaration.

(e) This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

IN WITNESS WHEREOF, the parties have hereunto caused this Agreement to be executed and delivered by their duly authorized officers as of the day and year first written above.

JOHN HANCOCK CURRENT INTEREST,
on behalf of its series, John Hancock U.S. Government Cash Reserve

By: ______________________________
Name:
Title:

Attest: __________________________
Name:
Title:


JOHN HANCOCK CURRENT TRUST,
on behalf of its series, Money Market Fund

By: ______________________________
Name:
Title:

Attest: __________________________
Name:
Title:


Agreed and accepted as to Section 5 only:

JOHN HANCOCK ADVISERS, LLC
on behalf of itself and its affiliates

By:
Name:
Title:

                                    Thank You
                      for mailing your proxy card promptly!


                 [Logo] John Hancock(R) John Hancock Funds, LLC
                                   MEMBER NASD

                               601 Congress Street
                              Boston, MA 02210-2805

                                 1-800-225-5291
                               1-800-554-6713 TDD
                            1-800-338-8080 EASI-Line

                                 www.jhfunds.com

                                  Mutual Funds
                             Institutional Services
                            Private Managed Accounts
                                Retirement Plans

                                 [MAILING CODE]

                       STATEMENT OF ADDITIONAL INFORMATION

                                  July 12, 2007


                    JOHN HANCOCK U.S. GOVERNMENT CASH RESERVE
        (the "Acquired Fund," a series of John Hancock Current Interest)

                                       AND

                         JOHN HANCOCK MONEY MARKET FUND
        (the "Acquiring Fund," a series of John Hancock Current Interest)

     This Statement of Additional Information is not a prospectus. It should be read in conjunction with the related combined Proxy Statement and Prospectus (also dated July 12, 2007). This Statement of Additional Information provides additional information about John Hancock Money Market Fund and the fund that it is acquiring, John Hancock U.S. Government Cash Reserve. Please retain this Statement of Additional Information for further reference.

     A copy of the Prospectus can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                              Boston, MA 02217-1000
                                 1-800-225-5291

INTRODUCTION...................................................................2
EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE...............................2
ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND................................2
     FUND HISTORY..............................................................2
     DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS.....................2
     MANAGEMENT OF THE FUND....................................................2
     CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................2
     INVESTMENT ADVISORY AND OTHER SERVICES....................................3
     BROKERAGE ALLOCATION AND OTHER PRACTICES..................................3
     CAPITAL STOCK AND OTHER SECURITIES........................................3
     PURCHASE, REDEMPTION AND PRICING OF SHARES................................3
     TAXATION OF THE FUND......................................................3
     UNDERWRITERS..............................................................3
     CALCULATION OF PERFORMANCE DATA...........................................3
     FINANCIAL STATEMENTS......................................................3
ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND.................................3
     FUND HISTORY..............................................................3
     DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS.....................4
     MANAGEMENT OF THE FUND....................................................4
     CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................4
     INVESTMENT ADVISORY AND OTHER SERVICES....................................4
     BROKERAGE ALLOCATION AND OTHER PRACTICES..................................4
     CAPITAL STOCK AND OTHER SECURITIES........................................4
     PURCHASE, REDEMPTION AND PRICING OF SHARES................................4
     TAXATION OF THE FUND......................................................4
     UNDERWRITERS..............................................................4
     CALCULATION OF PERFORMANCE DATA...........................................4
     FINANCIAL STATEMENTS......................................................5

                                  INTRODUCTION

     This Statement of Additional Information is intended to supplement the information provided in a combined Proxy Statement and Prospectus dated July 12, 2007 (the "Proxy Statement and Prospectus") relating to the proposed reorganization of the Acquired Fund into the Acquiring Fund and in connection with the solicitation by the management of the Acquired Fund of proxies to be voted at the Meeting of Shareholders of the Acquired Fund to be held on September 12, 2007.

                EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE

     The following documents are incorporated herein by reference. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this Statement of Additional Information.

1.   The  Statement  of  Additional  Information  dated  August  1,  2006 of the
     Acquired Fund (File Nos. 002-50931 and 811-02485), as filed with the Securities and Exchange Commission on July 26, 2006 (Accession No. 0001010521-06-000576), as supplemented on September 27, 2006 (Accession No. 0001010521-06-000832), is incorporated herein by reference.

2. The Acquired Fund's Annual Report for the fiscal year ended March 31, 2007 (File No. 811-02485) as filed with the Securities and Exchange Commission on May 30, 2007 (Accession No. 0000928816-07-000766), is incorporated herein by reference.

3. The Statement of Additional Information dated August 1, 2006, of the Acquiring Fund (File Nos. 002-50931 and 811-02485), as filed with the Securities and Exchange Commission on July 26, 2006 (Accession Nos. 0001010521-06-000576), as supplemented on September 27, 2006 (Accession No. 0001010521-06-000832), is incorporated herein by reference.

4. The Acquiring Fund's Annual Report for the period ended March 31, 2007 (File No. 811-02485) as filed with the Securities and Exchange Commission on May 30, 2007 (Accession No. 0000928816-07-000766), is incorporated herein by reference.

                 ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND

FUND HISTORY

     For additional information about the Acquiring Fund generally and its history, see "Organization of the Fund" in the Acquiring Fund's SAI.

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

     For  additional   information   about  the  Acquiring   Fund's   investment
objectives, policies, risks and restrictions, see "Investment Objective and Policies," and "Investment Restrictions" in the Acquiring Fund's SAI.

MANAGEMENT OF THE FUND

     For additional information about the Trustees of the Acquiring Fund, see "Those Responsible for Management" in the Acquiring Fund's SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     For additional information, see "Those Responsible for Management" in the Acquiring Fund's SAI.

INVESTMENT ADVISORY AND OTHER SERVICES

     For additional information, see "Investment Advisory and Other Services," "Transfer Agent Services," "Custody of Portfolio," "Independent Registered Public Accounting Firm," and "Additional Services and Programs" in the Acquiring Fund's SAI.

BROKERAGE ALLOCATION AND OTHER PRACTICES

     For additional information about the Acquiring Fund's brokerage allocation practices, see "Brokerage Allocation" in the Acquiring Fund's SAI.

CAPITAL STOCK AND OTHER SECURITIES

     For   additional   information   about   the   voting   rights   and  other
characteristics of shares of beneficial interest of the Acquiring Fund, see "Description of the Fund's Shares" in the Acquiring Fund's SAI.

PURCHASE, REDEMPTION AND PRICING OF SHARES

     For additional information about purchase, redemption and pricing of shares of the Acquiring Fund, see "Net Asset Value," "Purchase of Fund Shares," "Deferred Sales Charge on Class B and Class C Shares," "Special Redemptions," "Additional Services and Programs" and "Purchases and Redemptions through Third Parties" in the Acquiring Fund's SAI.

TAXATION OF THE FUND

     For additional information about tax matters related to an investment in the Acquiring Fund, see "Tax Status" in the Acquiring Fund's SAI.

UNDERWRITERS

     For additional information about the Acquiring Fund's principal underwriter and distribution plans, see "Distribution Contracts" and "Sales Compensation" in the Acquiring Fund's SAI.

CALCULATION OF PERFORMANCE DATA

     For  additional   information  about  the  investment  performance  of  the
Acquiring Fund, see "Those Responsible for Management" in the Acquiring Fund's SAI.

FINANCIAL STATEMENTS

     For additional information, see "Financial Statements" in the Acquiring Fund's SAI.

                 ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND

FUND HISTORY

     For additional information about the Acquired Fund generally and its history, see "Organization of the Fund" in the Acquired Fund's SAI.

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

     For additional information about the Acquired Fund's investment objectives, policies, risks and restrictions, see "Investment Objective and Policies" and "Investment Restrictions" in the Acquired Fund's SAI.

MANAGEMENT OF THE FUND

     For additional information about the Trustees of the Acquired Fund, see "Those Responsible for Management" in the Acquired Fund's SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     For additional information, see "Those Responsible for Management" in the Acquired Fund's SAI.

INVESTMENT ADVISORY AND OTHER SERVICES

     For additional information, see "Investment Advisory and Other Services," "Transfer Agent Services," "Custody of Portfolio," "Independent Registered Public Accounting Firm" and "Additional Services and Programs" in the Acquired Fund's SAI.

BROKERAGE ALLOCATION AND OTHER PRACTICES

     For additional information about the Acquired Fund's brokerage allocation practices, see "Brokerage Allocation" in the Acquired Fund's SAI.

CAPITAL STOCK AND OTHER SECURITIES

     For   additional   information   about   the   voting   rights   and  other
characteristics of shares of beneficial interest of the Acquired Fund, see "Description of the Fund's Shares" in the Acquired Fund's SAI.

PURCHASE, REDEMPTION AND PRICING OF SHARES

     For additional information about purchase, redemption and pricing of shares of the Acquired Fund, see "Net Asset Value," "Purchase of Fund Shares," "Special Redemptions" and "Additional Services and Programs" in the Acquired Fund's SAI.

TAXATION OF THE FUND

     For additional information about tax matters related to an investment in the Acquired Fund, see "Tax Status" in the Acquired Fund's SAI.

UNDERWRITERS

     For additional information about the Acquired Fund's principal underwriter and distribution plans, see "Distribution Contracts" in the Acquired Fund's SAI.

CALCULATION OF PERFORMANCE DATA

     For additional information about the investment performance of the Acquired Fund, see "Those Responsible for Management" in the Acquired Fund's SAI.

FINANCIAL STATEMENTS

     For additional information, see "Financial Statements" in the Acquired Fund's SAI.

                         PRO FORMA FINANCIAL INFORMATION

The pro forma information provided herein should be read in conjunction with the annual report of John Hancock Money Market Fund dated March 31, 2007 and the annual report of John Hancock U.S. Government Cash Reserve dated March 31, 2007, both of which are on file with the SEC and are available at no charge.

The unaudited pro forma information set forth below for the period ended March 31, 2007 is intended to present ratios and supplemental data as if the merger of the John Hancock U.S. Government Cash Reserve, or Acquired Fund, into the John Hancock Money Market Fund, or Acquiring Fund, (each, a "Fund" and collectively, the "Funds") had been consummated at April 1, 2006. The merger is intended to consolidate the Acquired Fund with a similar money market fund advised by John Hancock Advisers, LLC ("JHA"), and sub-advised by MFC Global Investment Management (U.S.), LLC, a wholly owned indirect subsidiary of John Hancock Life Insurance Company, that has expertise in money market strategies.

The Funds have the same administrator, fund recordkeeping services agent, investment managers, fund accounting agents and custodians. Each of such service providers has entered into an agreement with John Hancock Current Interest, which governs the provision of services to the Funds. Such agreements contain the same terms with respect to each Fund except that the Acquired Fund's 12b-1 service fee of 0.15% of the fund's average daily net asset value is being waived by the fund's distributor, and the Acquiring Fund has a management fee limitation of 0.40% of the fund's first $750,000,000 average daily net asset value. As of March 31, 2007, the net assets of: (i) the Acquired Fund was $34,174,627 and (ii) the Acquiring Fund was $230,760,076. The net assets of the combined fund as of March 31, 2007 would have been $264,934,703.

On a pro forma basis for the period ended March 31, 2007, the proposed reorganization would result in a decrease of $37,439 in the management fees charged, an increase in 12b-1 fees of $55,917, and a decrease in other operating expenses (including custodian fees and audit fees) of $39,791 on a pro forma basis for the year ended March 31, 2007, resulting in a less than $0.01 per share expense savings.

No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation, Subchapter M compliance will remain the same. The Acquiring Fund has a management fee limitation of 0.40% of the fund's first $750,000,000 average daily net asset value. This limitation remains in effect until July 31, 2008.

A portion of the securities held by the Acquired Fund may have to be sold in connection with the merger for the purpose of complying with the investment policies or limitations of the Acquiring Fund.

The merger is expected to be tax free for federal income tax purposes. This means that no gain or loss will be recognized by the Acquired Funds or their shareholders as a result of the merger. The aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Funds will be the same as the aggregate tax basis the shareholders of the Acquired Funds held in their shares of the Acquired Funds immediately before the merger. At March 31, 2006, neither fund had a capital loss carry forward.

JHA will pay the reorganization costs incurred in connection with entering into and carrying out the provisions of the Agreement and Plan of Reorganization, whether or not the reorganization occurs.

                                     PART C

                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

No change from the information set forth in Item 25 of the most recently filed Registration Statement of John Hancock Current Interest (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 002-50931 and 811-02485) as filed with the Securities and Exchange Commission on July 26, 2006 (Accession No. 0001010521-06-000576), as supplemented on September 27, 2006 (Accession No. 0001010521-06-000832) and June 7, 2007 (Accession No. 0001010521-07-000435), which information is incorporated herein by reference.

ITEM 16.  EXHIBITS

Exhibit No.                Exhibit Description

(1)         Amended and Restated Declaration of Trust dated March 8, 2005               (1)

(1)(a)      Amendment to Declaration of Trust, effective July 1, 2005                   (2)

(2)         Amended and Restated By-Laws dated March 8, 2005.                           (1)

(3)         Not applicable

(4)         Form of Agreement and Plan of Reorganization                                (+)

(5)         Instruments Defining Rights of Security Holders, see Exhibit (1)
            and (2)

(6)(a)      Investment Management Contract between John Hancock Advisers, Inc.          (3)
            and the Registrant on behalf of Money Market Fund dated December 2, 1996

(6)(b)      Sub-Advisory Agreement between the Registrant, John Hancock Advisers, LLC,  (2)
            and Sovereign Asset Management dated December 31, 2005

(7)         Distribution Agreement between John Hancock Broker Distribution             (4)
            Services, Inc. and the Registrant dated December 22, 1994

(7)(a)      Form of Financial Institutional Sales and Service Agreement between         (1)
            John Hancock Funds, Inc. and the John Hancock Funds dated January 1, 1995

(8)         Not applicable

(9)         Master Custodian Agreement between John Hancock Funds and Bank of           (5)
            New York dated September 10, 2001

(10)(a)     Class A Distribution Plan Pursuant to Rule 12b-1 between John Hancock       (3)
            Money Market Fund and John Hancock Funds, Inc. dated December 2, 1996

(10)(b)     Class B Distribution Plan Pursuant to Rule 12b-1 between John Hancock       (3)
            Money Market Fund and John Hancock Funds, Inc. dated December 2, 1996

(10)(c)     Class C Distribution Plan Pursuant to Rule 12b-1 between John Hancock         (6)
            Money Market Fund and John Hancock Funds, Inc. dated May 1, 1998

(10)(g)     John Hancock Funds Class A, Class B and Class C amended and restated          (7)
            Multiple Class Plan Pursuant to Rule 18f-3 for John Hancock Money Market Fund

(11)        Opinion and Consent of Counsel                                                (*)

(12)        Form of Opinion as to Tax Matters and Consent                                 (*)

(13)(a)     Master Transfer Agency and Service Agreement between John Hancock Funds, Inc. (6)
            and the John Hancock Signature Services, Inc. dated June 1, 1998

13(b)       Amendment to the Amended and Restated Transfer Agency and Service Agreement   (8)
            between John Hancock Funds and the John Hancock Signatures Services, Inc.
            dated July 1, 2003 and Anti-Money Laundering and Privacy effective dated
            July 1, 2003

(13)(c)     Amendment to the Accounting and Legal Services Agreement dated March 8, 2005  (2)
            effective April 1, 2005

(14)        Consent of Independent Registered Public Accounting Firm                      (*)

(15)        Not applicable

(16)        Powers of Attorney                                                            (*)

(17)(a)     John Hancock Advisers, LLC, Sovereign Asset Management LLC, John Hancock      (2)
            Funds, LLC and the John Hancock Funds Code of Ethics dated May 15, 2006

(17)(b)     Independent Directors/Trustees Code of Ethics of the John Hancock Funds
            dated December 6, 2005                                                        (2)

(17)(e)     Form of Proxy Cards                                                           (*)

(1) Previously filed. Incorporated herein by reference to the exhibits filed with the Registrant's Registration Statement on Form N-1A (File Nos. 002-50931 and 811-02485), as filed with the Securities and Exchange Commission on July 26, 2005 (Accession No. 0001010521-05-000271)

(2) Previously filed. Incorporated herein by reference to the exhibit filed with the Registrant's Registration Statement on Form N-1A (File Nos. 002-50931 and 811-02485), as filed with the Securities and Exchange Commission on July 26, 2006 (Accession No. 0001010521-06-000576)

(3) Previously filed. Incorporated herein by reference to the exhibit filed with the Registrant's post-effective amendment number 54 (File Nos. 002-50931 and 811-02485), as filed with the Securities and Exchange Commission on February 28, 1997 (Accession No. 0001010521-97-000231)

(4) Previously filed. Incorporated herein by reference to the exhibit filed with the Registrant's post-effective amendment number 48 (File Nos. 002-50931 and 811-02485), as filed with the Securities and Exchange Commission on May 9, 1995 (Accession No. 0000950135-95-001114)

(5) Previously filed. Incorporated herein by reference to the exhibit filed with the Registrant's post-effective amendment number 63 (File Nos. 002-50931 and 811-02485), as filed with the Securities and Exchange Commission on July 25, 2002 (Accession No. 0001010521-02-000237)

(6) Previously filed. Incorporated herein by reference to the exhibit filed with the Registrant's post-effective amendment number 57 (File Nos. 002-50931 and 811-02485), as filed with the Securities and Exchange Commission on July 27, 1998 (Accession No. 0001010521-98-000294)

(7) Previously filed. Incorporated herein by reference to the exhibit filed with the Registrant's post-effective amendment number 58 (File Nos. 002-50931 and 811-02485), as filed with the Securities and Exchange Commission on May 24, 1999 (Accession No. 0001010521-99-000220)

(8) Previously filed. Incorporated herein by reference to the exhibit filed with the Registrant's post-effective amendment number 65 (File Nos. 002-50931 and 811-02485), as filed with the Securities and Exchange Commission on May 14, 2004 (Accession No. 0001145443-04-00858)

(+) Filed herewith as Exhibit A to the Proxy Statement and Prospectus included in Part A of this Registration Statement

(*)  Filed herewith


Item 17. Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees that a final form of the Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP regarding certain tax matters and consequences to shareholders discussed in the Combined Proxy Statement and Prospectus will be filed in a post-effective amendment to this registration statement.

                                     NOTICE

     A copy of the Amended and Restated Declaration of Trust of John Hancock Current Interest, as amended, is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually, but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Boston and Commonwealth of Massachusetts on the 12th day of June, 2007.

                                                  John Hancock Current Interest

                                                  By:    /s/Keith F. Hartstein
                                                         ---------------------
                                                  Name:  Keith F. Hartstein
                                                  Title: President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

         Signature                            Title                       Date
---------------------------     ---------------------------------      ---------

/s/Keith F. Hartstein           President (Chief Executive Officer)    **
---------------------------
Keith F. Hartstein


/s/Gordon M. Shone              Treasurer (Principal Financial         **
---------------------------     Officer and Principal Accounting
Gordon M. Shone                 Officer)


/s/James F. Carlin              Trustee                                **
---------------------------
James F. Carlin*


/s/William H. Cunningham        Trustee                                **
---------------------------
William H. Cunningham*


/s/Ronald R. Dion               Trustee                                **
---------------------------
Ronald R. Dion*


/s/Charles L. Ladner            Trustee                                **
---------------------------
Charles L. Ladner*


/s/John A. Moore                Trustee                                **
---------------------------
John A. Moore*


/s/Patti McGill Peterson        Trustee                                **
---------------------------
Patti McGill Peterson*


/s/Steven R. Pruchansky         Trustee                                **
---------------------------
Steven R. Pruchansky*


/s/James R. Boyle               Trustee                                **
---------------------------
James R. Boyle*


*By: /s/Alfred P. Ouellette                      ** June 12, 2007
     ----------------------
     Alfred P. Ouellette
     Attorney-in-Fact, under
     Power of Attorney dated
     June 5, 2007

                                  EXHIBIT INDEX

Exhibit No.   Description

(4) Form of Agreement and Plan of Reorganization (filed as Exhibit A to the Proxy Statement and Prospectus included in Part A of this Registration Statement)

(11)          Opinion and Consent of Counsel

(12)          Form of Opinion as to Tax Matters and Consent

(14)          Consent of Independent Registered Public Accounting Firm

(16)          Power of Attorney

(17)(e)       Form of Proxy Cards